UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06526
Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA 02108
(Address of principal executive offices) (Zip code)
50 South La Salle Street, Chicago IL 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
1-800-282-8782
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Boston Trust Asset Management Fund
BTBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$41	0.81%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$556,621,358
Total number of portfolio holdings	102
Portfolio turnover rate for the period	6.99%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
Apple, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
Automatic Data Processing, Inc.	3.6%
Alphabet, Inc., Class C	3.2%
Visa, Inc., Class A	3.0%
U.S. Treasury Bond	2.8%
Accenture PLC, Class A	2.8%
U.S. Treasury Note	2.5%
Amazon.com, Inc.	2.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Equity Fund
BTEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$42	0.83%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$247,130,504
Total number of portfolio holdings	57
Portfolio turnover rate for the period	11.16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	10.2%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.2%
JPMorgan Chase & Co.	4.8%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.5%
Costco Wholesale Corp.	3.2%
Amazon.com, Inc.	3.1%
Accenture PLC, Class A	2.9%
W.W. Grainger, Inc.	2.7%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Midcap Fund
BTMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$49	0.98%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$237,476,964
Total number of portfolio holdings	75
Portfolio turnover rate for the period	13.85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.9%
SEI Investments Co.	2.3%
FactSet Research Systems, Inc.	2.1%
Mettler-Toledo International, Inc.	1.9%
Sysco Corp.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
AMETEK, Inc.	1.9%
Essential Utilities, Inc.	1.9%
American Financial Group, Inc.	1.8%
AptarGroup, Inc.	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust SMID Cap Fund
BTSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$37	0.75%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$767,086,123
Total number of portfolio holdings	76
Portfolio turnover rate for the period	12.79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
SEI Investments Co.	2.5%
Allegion PLC	2.3%
Qualys, Inc.	2.2%
BJ's Wholesale Club Holdings, Inc.	2.1%
Northern Trust Corp.	2.0%
FactSet Research Systems, Inc.	1.9%
AptarGroup, Inc.	1.8%
Nordson Corp.	1.8%
Cincinnati Financial Corp.	1.8%
Magnolia Oil & Gas Corp., Class A	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Balanced Fund
WSBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$47	0.94%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$153,305,859
Total number of portfolio holdings	85
Portfolio turnover rate for the period	7.93%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.1%
U.S. Treasury Note	6.9%
U.S. Treasury Note	4.9%
Apple, Inc.	4.9%
Alphabet, Inc., Class C	4.5%
U.S. Treasury Bond	4.5%
JPMorgan Chase & Co.	3.3%
Visa, Inc., Class A	3.2%
U.S. Treasury Inflation Indexed Note	2.7%
Stryker Corp.	2.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Equity Fund
WSEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$47	0.95%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$240,610,237
Total number of portfolio holdings	53
Portfolio turnover rate for the period	1.19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	10.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class C	5.2%
JPMorgan Chase & Co.	5.0%
Visa, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.3%
NVIDIA Corp.	2.9%
ConocoPhillips	2.9%
Accenture PLC, Class A	2.8%
Chubb Ltd.	2.7%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Midcap Fund
WAMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$50	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$167,203,270
Total number of portfolio holdings	73
Portfolio turnover rate for the period	13.68%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.9%
SEI Investments Co.	2.3%
Eversource Energy	2.1%
FactSet Research Systems, Inc.	2.1%
Essential Utilities, Inc.	2.0%
AutoZone, Inc.	1.9%
Mettler-Toledo International, Inc.	1.9%
Sysco Corp.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
AMETEK, Inc.	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden SMID Cap Fund
WASMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$49	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$328,827,213
Total number of portfolio holdings	69
Portfolio turnover rate for the period	7.55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
SEI Investments Co.	2.6%
Qualys, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.4%
Allegion PLC	2.3%
Cullen/Frost Bankers, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
FactSet Research Systems, Inc.	2.1%
Cincinnati Financial Corp.	2.1%
Cboe Global Markets, Inc.	2.0%
Paycom Software, Inc.	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Small Cap Fund
BOSOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$49	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,325,664,461
Total number of portfolio holdings	68
Portfolio turnover rate for the period	11.17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Haemonetics Corp.	2.5%
Watts Water Technologies, Inc., Class A	2.5%
Cullen/Frost Bankers, Inc.	2.3%
Qualys, Inc.	2.3%
ExlService Holdings, Inc.	2.2%
UFP Technologies, Inc.	2.1%
Donaldson Co., Inc.	2.0%
Littelfuse, Inc.	2.0%
Evercore, Inc., Class A	2.0%
International Bancshares Corp.	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden International Equity Fund
WIEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$49	0.92%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$257,078,841
Total number of portfolio holdings	70
Portfolio turnover rate for the period	7.92%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Roche Holding AG	3.0%
ASML Holding NV	2.7%
Nestle SA (Registered)	2.6%
Royal Bank of Canada	2.5%
Unilever PLC	2.5%
Next PLC	2.4%
Air Liquide SA	2.1%
Kone OYJ, Class B	2.1%
Publicis Groupe SA	2.1%
RELX PLC	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)

Boston Trust Asset Management Fund

Boston Trust Equity Fund

Boston Trust Midcap Fund

Boston Trust SMID Cap Fund
Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

Boston Trust Walden Midcap Fund

Boston Trust Walden SMID Cap Fund

Boston Trust Walden Small Cap Fund

Boston Trust Walden International Equity Fund

Table of Contents
Semi-Annual
Financial Statements
June 30, 2025 (Unaudited)

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.
Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.
The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2025 and is subject to change without notice.
The Boston Trust Walden Funds may invest in foreign securities which may involve risks not typically associated with U.S. investments.
The Funds’ ESG integration and, as applicable, values based screening could cause the Funds to avoid investments that may result in the Funds underperforming similar funds without comparable ESG Policies.

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
June 30, 2025 (Unaudited)

Common Stocks (74.4%)
	Shares	Fair Value ($)
Communication Services (7.0%)
Alphabet, Inc., Class A	40,000	7,049,200
Alphabet, Inc., Class C	100,000	17,739,000
Meta Platforms, Inc., Class A	12,000	8,857,080
Netflix, Inc. (a)	4,000	5,356,520
		39,001,800
Consumer Discretionary (6.2%)
Amazon.com, Inc. (a)	60,000	13,163,400
Lowe's Cos., Inc.	10,000	2,218,700
NIKE, Inc., Class B	102,500	7,281,600
O'Reilly Automotive, Inc. (a)	67,500	6,083,775
Ross Stores, Inc.	15,000	1,913,700
Starbucks Corp.	40,000	3,665,200
		34,326,375
Consumer Staples (5.6%)
Church & Dwight Co., Inc.	48,750	4,685,362
Costco Wholesale Corp.	12,000	11,879,280
McCormick & Co., Inc. (Non Voting)	50,000	3,791,000
PepsiCo, Inc.	30,000	3,961,200
Procter & Gamble (The) Co.	25,000	3,983,000
Sysco Corp.	35,000	2,650,900
		30,950,742
Energy (2.3%)
Chevron Corp.	20,000	2,863,800
Exxon Mobil Corp.	94,500	10,187,100
		13,050,900
Financials (13.4%)
American Express Co.	19,750	6,299,855
Berkshire Hathaway, Inc., Class B (a)	20,000	9,715,400
Chubb Ltd.	18,000	5,214,960
Cincinnati Financial Corp.	60,000	8,935,200
FactSet Research Systems, Inc.	13,720	6,136,682
JPMorgan Chase & Co.	75,000	21,743,250
Visa, Inc., Class A	47,500	16,864,875
		74,910,222
Health Care (7.5%)
Becton, Dickinson & Co.	35,000	6,028,750
Edwards Lifesciences Corp. (a)	95,000	7,429,950
Johnson & Johnson	56,500	8,630,375
Mettler-Toledo International, Inc. (a)	3,500	4,111,520
Stryker Corp.	25,000	9,890,750
UnitedHealth Group, Inc.	9,000	2,807,730
Waters Corp. (a)	7,500	2,617,800
		41,516,875
Industrials (9.1%)
Automatic Data Processing, Inc.	65,000	20,046,000
Donaldson Co., Inc.	50,000	3,467,500
Hubbell, Inc.	18,500	7,555,585
Illinois Tool Works, Inc.	25,400	6,280,150
Union Pacific Corp.	25,500	5,867,040
W.W. Grainger, Inc.	7,300	7,593,752
		50,810,027
Information Technology (19.6%)
Accenture PLC, Class A	52,000	15,542,280
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Analog Devices, Inc.	22,500	5,355,450
Apple, Inc.	120,000	24,620,400
Cisco Systems, Inc.	65,000	4,509,700
Microsoft Corp.	90,000	44,766,900
Oracle Corp.	50,000	10,931,500
TE Connectivity PLC	20,000	3,373,400
		109,099,630
Materials (2.2%)
Air Products and Chemicals, Inc.	25,500	7,192,530
AptarGroup, Inc.	32,500	5,083,975
		12,276,505
Utilities (1.5%)
Essential Utilities, Inc.	110,000	4,085,400
Eversource Energy	500	31,810
WEC Energy Group, Inc.	40,000	4,168,000
		8,285,210
TOTAL COMMON STOCKS (Cost $106,840,266)		414,228,286

Corporate Bonds (4.2%)
	Principal Amount ($)
Communication Services (0.0%)(b)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	246,664
Consumer Discretionary (0.6%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	933,814
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	735,535
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	693,884
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	469,397
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	343,551
		3,176,181
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	691,325
Financials (1.5%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	497,982
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,984,422
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	537,162
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	999,623
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(c)	500,000	495,601
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
June 30, 2025 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,989,081
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,994,374
		8,498,245
Health Care (0.7%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	770,818
Merck & Co., Inc., 1.70%, 6/10/27	350,000	335,433
Pfizer, Inc., 3.60%, 9/15/28	500,000	495,011
Stryker Corp., 1.95%, 6/15/30	1,000,000	892,044
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	493,005
Zoetis, Inc., 3.90%, 8/20/28	750,000	744,696
		3,731,007
Industrials (0.8%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,304,590
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	980,937
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	486,527
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,219,719
Union Pacific Corp., 3.95%, 9/10/28	400,000	397,914
		4,389,687
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,484,310
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	384,020
TOTAL CORPORATE BONDS (Cost $23,705,296)		23,601,439

U.S. Government & U.S. Government Agency Obligations (20.0%)

Federal Farm Credit Bank (2.1%)
3.39%, 2/1/28	2,000,000	1,977,786
3.85%, 12/26/25	2,770,000	2,764,991
3.25%, 2/27/34	1,500,000	1,369,216
3.88%, 9/20/32	1,000,000	983,549
4.38%, 3/3/33	1,500,000	1,501,805
3.50%, 3/2/34	3,000,000	2,793,635
		11,390,982
Federal Home Loan Bank (1.0%)
3.50%, 7/20/32	1,500,000	1,426,147
4.00%, 6/10/33	2,500,000	2,439,188
2.50%, 12/10/27	1,500,000	1,456,706
		5,322,041
U.S. Treasury Bond (5.3%)
5.38%, 2/15/31	5,500,000	5,915,937
4.50%, 2/15/36	15,250,000	15,647,334
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Bond (continued)
3.50%, 2/15/39	4,250,000	3,837,451
4.50%, 2/15/44	4,000,000	3,865,000
		29,265,722
U.S. Treasury Inflation Indexed Note (2.3%)
0.13%, 1/15/30	4,987,400	4,706,596
1.13%, 1/15/33	7,000,110	6,688,854
1.38%, 7/15/33	1,584,390	1,538,574
		12,934,024
U.S. Treasury Note (9.3%)
2.25%, 11/15/27	6,500,000	6,285,449
2.13%, 5/31/26	5,000,000	4,913,672
0.88%, 11/15/30	4,000,000	3,431,094
3.25%, 6/30/29	6,500,000	6,381,172
4.13%, 6/15/26	4,000,000	4,004,922
3.38%, 5/15/33	6,000,000	5,719,453
3.88%, 8/15/33	14,000,000	13,786,719
4.00%, 2/15/34	7,750,000	7,669,170
		52,191,651
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $108,964,039)		111,104,420

Investment Companies (1.2%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.16% (d)	6,532,001	6,532,001
TOTAL INVESTMENT COMPANIES (Cost $6,532,001)		6,532,001
Total Investments (Cost $246,041,602) — 99.8%		555,466,146
Other assets in excess of liabilities — 0.2%		1,155,212
Net Assets — 100.0%		$556,621,358

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(d)	Rate disclosed is the seven-day yield as of June 30, 2025.

CME	Chicago Mercantile Exchange
MTN	Medium Term Note
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $246,041,602)	$555,466,146
Interest and dividends receivable	1,544,193
Receivable for tax reclaims	3,492
Receivable for capital shares issued	9,160
Prepaid expenses	14,760
Total Assets	557,037,751
Liabilities:
Payable for capital shares redeemed	34,484
Accrued expenses and other liabilities:
Investment adviser	327,871
Administration and accounting	14,955
Chief compliance officer	73
Custodian	4,774
Shareholder servicing fees	14,583
Transfer agent	3,773
Trustee	1,308
Other	14,572
Total Liabilities	416,393
Net Assets	$556,621,358
Composition of Net Assets:
Paid in capital	$186,395,622
Total distributable earnings	370,225,736
Net Assets	$556,621,358
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,824,502
Net Asset Value, Offering Price and Redemption price per share	$63.08
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$3,095,947
Interest	2,852,599
Less: Foreign tax withholding	(162)
Total Investment Income	5,948,384
Expenses:
Investment adviser	1,986,960
Administration and accounting	47,875
Chief compliance officer	9,575
Custodian	14,427
Shareholder servicing	65,491
Transfer agency	12,836
Trustee	20,857
Other	48,882
Total expenses	2,206,903
Net Expenses	2,206,903
Net Investment Income	3,741,481
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	39,390,977
Change in unrealized depreciation on investments	(30,377,904)
Net realized/unrealized gains on investments	9,013,073
Change in Net Assets Resulting from Operations	$12,754,554
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,741,481	$7,591,089
Net realized gains from investment transactions	39,390,977	45,838,007
Change in unrealized appreciation (depreciation) on investments	(30,377,904)	8,903,350
Change in Net Assets Resulting from Operations	12,754,554	62,332,446
Distributions To Shareholders:
Total Distributions	—	(34,998,197)
Change in Net Assets Resulting from distributions to shareholders	—	(34,998,197)
Capital Share Transactions:
Proceeds from shares issued	3,147,467	9,273,550
Dividends reinvested	—	16,908,044
Cost of shares redeemed	(28,894,974)	(53,408,811)
Change in Net Assets Resulting from Capital Share Transactions	(25,747,507)	(27,227,217)
Change in Net Assets	(12,992,953)	107,032
Net Assets:
Beginning of period	569,614,311	569,507,279
End of period	$556,621,358	$569,614,311
Share Transactions:
Issued	50,783	150,045
Reinvested	—	266,899
Redeemed	(470,575)	(856,568)
Change in shares	(419,792)	(439,624)
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 61.62	$ 58.81	$ 55.13	$ 67.46	$ 56.29	$ 55.17
Investment Activities:
Operations:
Net investment income	0.42	0.85	0.89	0.63	0.48	0.53
Net realized/unrealized gains (losses) from investments	1.04	5.83	6.60	(10.42)	11.69	3.74
Total from investment activities	1.46	6.68	7.49	(9.79)	12.17	4.27
Distributions from:
Net investment income	—	(0.94)	(0.80)	(0.65)	(0.49)	(0.53)
Net realized gains from investment transactions	—	(2.93)	(3.01)	(1.89)	(0.51)	(2.62)
Total distributions	—	(3.87)	(3.81)	(2.54)	(1.00)	(3.15)
Net Asset Value, End of Period	$ 63.08	$ 61.62	$ 58.81	$ 55.13	$ 67.46	$ 56.29
Total Return	2.37%(a)	11.19%	13.72%	(14.65)%	21.65%	7.83%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 556,621	$ 569,614	$ 569,507	$ 551,338	$ 702,741	$ 597,013
Ratio of net expenses to average net assets	0.81%(b)	0.80%	0.82%	0.83%	0.81%	0.88%
Ratio of net investment income to average net assets	1.37%(b)	1.30%	1.45%	1.05%	0.77%	0.96%
Portfolio turnover rate	6.99%(a)	7.52%	24.76%(c)	35.52%	6.51%	12.18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Equity Fund
June 30, 2025 (Unaudited)

Common Stocks (99.0%)
	Shares	Fair Value ($)
Communication Services (10.4%)
Alphabet, Inc., Class A	15,000	2,643,450
Alphabet, Inc., Class C	80,000	14,191,200
Meta Platforms, Inc., Class A	7,500	5,535,675
Netflix, Inc. (a)	2,500	3,347,825
		25,718,150
Consumer Discretionary (9.4%)
Amazon.com, Inc. (a)	35,000	7,678,650
Lowe's Cos., Inc.	10,000	2,218,700
Lululemon Athletica, Inc. (a)	5,000	1,187,900
NIKE, Inc., Class B	24,000	1,704,960
O'Reilly Automotive, Inc. (a)	46,125	4,157,246
Ross Stores, Inc.	7,000	893,060
Starbucks Corp.	30,000	2,748,900
TJX (The) Cos., Inc.	21,500	2,655,035
		23,244,451
Consumer Staples (7.6%)
Church & Dwight Co., Inc.	20,000	1,922,200
Costco Wholesale Corp.	8,000	7,919,520
McCormick & Co., Inc. (Non Voting)	34,000	2,577,880
PepsiCo, Inc.	18,000	2,376,720
Procter & Gamble (The) Co.	9,000	1,433,880
Sysco Corp.	34,000	2,575,160
		18,805,360
Energy (3.0%)
Chevron Corp.	13,000	1,861,470
Exxon Mobil Corp.	50,000	5,390,000
		7,251,470
Financials (15.3%)
American Express Co.	10,500	3,349,290
Berkshire Hathaway, Inc., Class B (a)	8,750	4,250,487
Chubb Ltd.	10,000	2,897,200
Cincinnati Financial Corp.	20,000	2,978,400
FactSet Research Systems, Inc.	5,500	2,460,040
JPMorgan Chase & Co.	41,000	11,886,310
Visa, Inc., Class A	28,000	9,941,400
		37,763,127
Health Care (10.9%)
Agilent Technologies, Inc.	16,250	1,917,663
Becton, Dickinson & Co.	15,000	2,583,750
Cooper (The) Cos., Inc. (a)	31,250	2,223,750
Edwards Lifesciences Corp. (a)	22,500	1,759,725
Johnson & Johnson	28,500	4,353,375
Mettler-Toledo International, Inc. (a)	1,500	1,762,080
Stryker Corp.	12,000	4,747,560
UnitedHealth Group, Inc.	6,200	1,934,214
Waters Corp. (a)	10,750	3,752,180
Zoetis, Inc.	12,000	1,871,400
		26,905,697
Industrials (12.6%)
Automatic Data Processing, Inc.	20,000	6,168,000
Deere & Co.	4,750	2,415,327
Donaldson Co., Inc.	15,000	1,040,250
Hubbell, Inc.	10,000	4,084,100
Illinois Tool Works, Inc.	15,000	3,708,750
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Lockheed Martin Corp.	6,000	2,778,840
Union Pacific Corp.	18,500	4,256,480
W.W. Grainger, Inc.	6,500	6,761,560
		31,213,307
Information Technology (24.5%)
Accenture PLC, Class A	24,000	7,173,360
Analog Devices, Inc.	16,500	3,927,330
Apple, Inc.	63,100	12,946,227
Microsoft Corp.	50,750	25,243,557
Oracle Corp.	40,000	8,745,200
TE Connectivity PLC	15,350	2,589,085
		60,624,759
Materials (2.6%)
Air Products and Chemicals, Inc.	14,800	4,174,488
AptarGroup, Inc.	14,250	2,229,128
		6,403,616
Utilities (2.7%)
Essential Utilities, Inc.	100,000	3,714,000
Eversource Energy	6,700	426,254
WEC Energy Group, Inc.	25,000	2,605,000
		6,745,254
TOTAL COMMON STOCKS (Cost $84,021,078)		244,675,191

Investment Companies (1.0%)

Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	2,507,189	2,507,189
TOTAL INVESTMENT COMPANIES (Cost $2,507,189)		2,507,189
Total Investments (Cost $86,528,267) — 100.0%		247,182,380
Liabilities in excess of other assets — (0.0)%(c)		(51,876)
Net Assets — 100.0%		$247,130,504

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $86,528,267)	$247,182,380
Dividend receivable	112,759
Receivable for tax reclaims	1,940
Receivable for capital shares issued	497
Prepaid expenses	7,211
Total Assets	247,304,787
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	149,520
Administration and accounting	8,931
Chief compliance officer	5
Custodian	2,033
Shareholder servicing fees	2,525
Transfer agent	3,699
Trustee	566
Other	7,004
Total Liabilities	174,283
Net Assets	$247,130,504
Composition of Net Assets:
Paid in capital	$67,178,202
Total distributable earnings	179,952,302
Net Assets	$247,130,504
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,476,687
Net Asset Value, Offering Price and Redemption price per share	$45.12
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$1,672,810
Less: Foreign tax withholding	(90)
Total Investment Income	1,672,720
Expenses:
Investment adviser	898,568
Administration and accounting	28,446
Chief compliance officer	4,158
Custodian	6,869
Shareholder servicing	11,907
Transfer agency	12,341
Trustee	9,050
Other	20,352
Total expenses	991,691
Net Expenses	991,691
Net Investment Income	681,029
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	15,291,366
Change in unrealized depreciation on investments	(12,005,193)
Net realized/unrealized gains on investments	3,286,173
Change in Net Assets Resulting from Operations	$3,967,202
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$681,029	$1,512,714
Net realized gains from investment transactions	15,291,366	7,958,260
Change in unrealized appreciation (depreciation) on investments	(12,005,193)	21,238,725
Change in Net Assets Resulting from Operations	3,967,202	30,709,699
Distributions To Shareholders:
Total Distributions	—	(6,097,992)
Change in Net Assets Resulting from distributions to shareholders	—	(6,097,992)
Capital Share Transactions:
Proceeds from shares issued	1,599,544	8,936,774
Dividends reinvested	—	2,360,981
Cost of shares redeemed	(4,359,216)	(12,890,658)
Change in Net Assets Resulting from Capital Share Transactions	(2,759,672)	(1,592,903)
Change in Net Assets	1,207,530	23,018,804
Net Assets:
Beginning of period	245,922,974	222,904,170
End of period	$247,130,504	$245,922,974
Share Transactions:
Issued	35,397	213,955
Reinvested	—	51,292
Redeemed	(101,013)	(301,521)
Change in shares	(65,616)	(36,274)
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 44.37	$ 39.96	$ 34.61	$ 41.55	$ 32.89	$ 29.55
Investment Activities:
Operations:
Net investment income	0.12	0.28	0.30	0.24	0.20	0.27
Net realized/unrealized gains (losses) from investments	0.63	5.24	5.67	(6.08)	9.56	4.00
Total from investment activities	0.75	5.52	5.97	(5.84)	9.76	4.27
Distributions from:
Net investment income	—	(0.33)	(0.26)	(0.24)	(0.20)	(0.27)
Net realized gains from investment transactions	—	(0.78)	(0.36)	(0.86)	(0.90)	(0.66)
Total distributions	—	(1.11)	(0.62)	(1.10)	(1.10)	(0.93)
Net Asset Value, End of Period	$ 45.12	$ 44.37	$ 39.96	$ 34.61	$ 41.55	$ 32.89
Total Return	1.69%(a)	13.72%	17.29%	(14.16)%	29.77%	14.53%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 247,131	$ 245,923	$ 222,904	$ 191,430	$ 222,866	$ 168,487
Ratio of net expenses to average net assets	0.83%(b)	0.83%	0.85%	0.86%	0.85%	0.90%
Ratio of net investment income to average net assets	0.57%(b)	0.63%	0.81%	0.66%	0.53%	0.93%
Portfolio turnover rate	11.16%(a)	3.22%	6.19%	10.30%	7.33%	9.30%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
June 30, 2025 (Unaudited)

Common Stocks (98.9%)
	Shares	Fair Value ($)
Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	1,070	3,972,086
Choice Hotels International, Inc.	29,350	3,723,928
DR Horton, Inc.	18,250	2,352,790
Genuine Parts Co.	20,605	2,499,593
Lululemon Athletica, Inc. (a)	12,015	2,854,524
Ross Stores, Inc.	30,850	3,935,843
Ulta Beauty, Inc. (a)	5,665	2,650,200
Williams-Sonoma, Inc.	11,670	1,906,528
		23,895,492
Consumer Staples (7.0%)
BJ's Wholesale Club Holdings, Inc. (a)	41,215	4,444,214
Church & Dwight Co., Inc.	26,655	2,561,812
Hershey (The) Co.	16,475	2,734,026
McCormick & Co., Inc. (Non Voting)	32,220	2,442,920
Sysco Corp.	60,325	4,569,016
		16,751,988
Energy (3.7%)
Baker Hughes Co.	71,235	2,731,150
Magnolia Oil & Gas Corp., Class A	179,175	4,027,854
Schlumberger NV	63,545	2,147,821
		8,906,825
Financials (17.8%)
American Financial Group, Inc.	33,910	4,279,781
Brown & Brown, Inc.	22,510	2,495,684
Cboe Global Markets, Inc.	10,505	2,449,871
Cincinnati Financial Corp.	24,050	3,581,526
Cullen/Frost Bankers, Inc.	24,730	3,178,794
East West Bancorp, Inc.	22,645	2,286,692
FactSet Research Systems, Inc.	10,935	4,891,007
Jack Henry & Associates, Inc.	13,595	2,449,411
M&T Bank Corp.	15,695	3,044,673
MSCI, Inc.	4,185	2,413,657
Northern Trust Corp.	26,270	3,330,773
SEI Investments Co.	60,840	5,467,082
T. Rowe Price Group, Inc.	24,215	2,336,748
		42,205,699
Health Care (12.2%)
Agilent Technologies, Inc.	23,490	2,772,055
Chemed Corp.	3,570	1,738,340
Cooper (The) Cos., Inc. (a)	54,335	3,866,478
Edwards Lifesciences Corp. (a)	45,090	3,526,489
Medpace Holdings, Inc. (a)	7,880	2,473,217
Mettler-Toledo International, Inc. (a)	3,900	4,581,408
STERIS PLC	17,260	4,146,197
Veeva Systems, Inc., Class A (a)	10,020	2,885,560
Zimmer Biomet Holdings, Inc.	32,330	2,948,819
		28,938,563
Industrials (19.9%)
A O Smith Corp.	34,765	2,279,541
Allegion PLC	25,700	3,703,884
AMETEK, Inc.	24,510	4,435,330
Broadridge Financial Solutions, Inc.	10,375	2,521,436
Core & Main, Inc., Class A (a)	47,255	2,851,839
Donaldson Co., Inc.	54,720	3,794,832
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	26,735	3,054,474
Hubbell, Inc.	9,375	3,828,844
IDEX Corp.	12,015	2,109,473
Lincoln Electric Holdings, Inc.	12,000	2,487,840
Nordson Corp.	16,425	3,521,027
Paychex, Inc.	47,080	6,848,257
Paycom Software, Inc.	15,600	3,609,840
Snap-on, Inc.	7,255	2,257,611
		47,304,228
Information Technology (11.4%)
Amdocs Ltd.	25,515	2,327,989
ANSYS, Inc. (a)	8,200	2,880,004
Check Point Software Technologies Ltd. (a)	16,265	3,598,631
NetApp, Inc.	30,425	3,241,784
ON Semiconductor Corp. (a)	40,410	2,117,888
Qualys, Inc. (a)	20,835	2,976,696
TE Connectivity PLC	23,740	4,004,226
Teradyne, Inc.	32,880	2,956,569
Zebra Technologies Corp., Class A (a)	9,880	3,046,597
		27,150,384
Materials (4.9%)
AptarGroup, Inc.	27,145	4,246,292
Avery Dennison Corp.	14,310	2,510,976
Ball Corp.	36,925	2,071,123
RPM International, Inc.	25,225	2,770,714
		11,599,105
Real Estate (4.3%)
AvalonBay Communities, Inc.	11,295	2,298,533
CubeSmart	50,385	2,141,363
Jones Lang LaSalle, Inc. (a)	12,795	3,272,705
STAG Industrial, Inc.	68,655	2,490,803
		10,203,404
Utilities (7.6%)
Atmos Energy Corp.	24,755	3,814,993
Essential Utilities, Inc.	118,800	4,412,232
Eversource Energy	60,590	3,854,736
ONE Gas, Inc.	30,940	2,223,348
WEC Energy Group, Inc.	35,070	3,654,294
		17,959,603
TOTAL COMMON STOCKS (Cost $174,301,042)		234,915,291

Investment Companies (1.1%)

Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	2,666,199	2,666,199
TOTAL INVESTMENT COMPANIES (Cost $2,666,199)		2,666,199
Total Investments (Cost $176,967,241) — 100.0%		237,581,490
Liabilities in excess of other assets — (0.0)%(c)		(104,526)
Net Assets — 100.0%		$237,476,964

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
June 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $176,967,241)	$237,581,490
Dividend receivable	167,513
Receivable for capital shares issued	69,966
Prepaid expenses	9,345
Total Assets	237,828,314
Liabilities:
Payable for capital shares redeemed	155,553
Accrued expenses and other liabilities:
Investment adviser	144,944
Administration and accounting	8,330
Chief compliance officer	98
Custodian	3,228
Shareholder servicing fees	25,884
Transfer agent	4,445
Trustee	790
Other	8,078
Total Liabilities	351,350
Net Assets	$237,476,964
Composition of Net Assets:
Paid in capital	$163,685,563
Total distributable earnings	73,791,401
Net Assets	$237,476,964
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,673,996
Net Asset Value, Offering Price and Redemption price per share	$24.55
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$1,963,378
Total Investment Income	1,963,378
Expenses:
Investment adviser	895,286
Administration and accounting	27,686
Chief compliance officer	4,286
Custodian	12,314
Shareholder servicing	170,626
Transfer agency	14,649
Trustee	9,322
Other	32,926
Total expenses	1,167,095
Net Expenses	1,167,095
Net Investment Income	796,283
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,541,100
Change in unrealized depreciation on investments	(5,839,916)
Net realized/unrealized gains on investments	701,184
Change in Net Assets Resulting from Operations	$1,497,467
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$796,283	$1,394,048
Net realized gains from investment transactions	6,541,100	14,334,952
Change in unrealized appreciation (depreciation) on investments	(5,839,916)	8,373,089
Change in Net Assets Resulting from Operations	1,497,467	24,102,089
Distributions To Shareholders:
Total Distributions	—	(10,464,439)
Change in Net Assets Resulting from distributions to shareholders	—	(10,464,439)
Capital Share Transactions:
Proceeds from shares issued	12,371,808	50,266,287
Dividends reinvested	—	8,275,072
Cost of shares redeemed	(30,709,738)	(46,383,425)
Change in Net Assets Resulting from Capital Share Transactions	(18,337,930)	12,157,934
Change in Net Assets	(16,840,463)	25,795,584
Net Assets:
Beginning of period	254,317,427	228,521,843
End of period	$237,476,964	$254,317,427
Share Transactions:
Issued	515,741	2,083,907
Reinvested	—	323,751
Redeemed	(1,282,195)	(1,912,742)
Change in shares	(766,454)	494,916
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 24.36	$ 22.98	$ 21.26	$ 24.96	$ 21.02	$ 19.55
Investment Activities:
Operations:
Net investment income	0.08	0.14	0.13	0.10	0.08	0.12
Net realized/unrealized gains (losses) from investments	0.11	2.27	2.60	(2.80)	5.09	1.60
Total from investment activities	0.19	2.41	2.73	(2.70)	5.17	1.72
Distributions from:
Net investment income	—	(0.15)	(0.10)	(0.09)	(0.10)	(0.12)
Net realized gains from investment transactions	—	(0.88)	(0.91)	(0.91)	(1.13)	(0.13)
Total distributions	—	(1.03)	(1.01)	(1.00)	(1.23)	(0.25)
Net Asset Value, End of Period	$ 24.55	$ 24.36	$ 22.98	$ 21.26	$ 24.96	$ 21.02
Total Return	0.78%(a)	10.28%	13.05%	(10.94)%	24.81%	8.81%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 237,477	$ 254,317	$ 228,522	$ 162,514	$ 172,765	$ 139,723
Ratio of net expenses to average net assets	0.98%(b)	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.67%(b)	0.57%	0.57%	0.45%	0.36%	0.59%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.98%(b)	0.98%	0.98%	1.00%	1.00%	1.05%
Portfolio turnover rate	13.85%(a)	31.14%	26.29%	27.89%	19.72%	38.33%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
June 30, 2025 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Consumer Discretionary (9.3%)
Cavco Industries, Inc. (a)	12,038	5,229,668
Choice Hotels International, Inc.	94,148	11,945,498
Columbia Sportswear Co.	104,065	6,356,290
Genuine Parts Co.	55,928	6,784,626
Service Corp. International	162,236	13,206,010
Texas Roadhouse, Inc.	50,836	9,527,175
TopBuild Corp. (a)	28,196	9,128,173
Williams-Sonoma, Inc.	57,286	9,358,814
		71,536,254
Consumer Staples (5.9%)
BJ's Wholesale Club Holdings, Inc. (a)	150,432	16,221,083
Clorox (The) Co.	65,149	7,822,440
McCormick & Co., Inc. (Non Voting)	163,182	12,372,459
Simply Good Foods (The) Co. (a)	268,872	8,493,667
		44,909,649
Energy (4.8%)
Antero Midstream Corp.	643,275	12,190,061
Magnolia Oil & Gas Corp., Class A	607,674	13,660,512
Matador Resources Co.	226,407	10,804,142
		36,654,715
Financials (18.9%)
American Financial Group, Inc.	87,287	11,016,492
Cboe Global Markets, Inc.	53,708	12,525,243
Cincinnati Financial Corp.	91,793	13,669,814
Cohen & Steers, Inc.	70,959	5,346,761
Commerce Bancshares, Inc.	143,515	8,922,327
Cullen/Frost Bankers, Inc.	96,734	12,434,188
East West Bancorp, Inc.	93,089	9,400,127
FactSet Research Systems, Inc.	32,028	14,325,484
International Bancshares Corp.	91,814	6,111,140
Jack Henry & Associates, Inc.	45,979	8,284,036
Northern Trust Corp.	122,822	15,572,601
SEI Investments Co.	217,945	19,584,538
Selective Insurance Group, Inc.	94,203	8,162,690
		145,355,441
Health Care (10.4%)
Charles River Laboratories International, Inc. (a)	60,955	9,248,702
Chemed Corp.	21,303	10,373,070
Cooper (The) Cos., Inc. (a)	168,563	11,994,943
Jazz Pharmaceuticals PLC (a)	40,466	4,294,252
Medpace Holdings, Inc. (a)	26,505	8,318,859
STERIS PLC	56,696	13,619,513
Waters Corp. (a)	34,361	11,993,364
Zimmer Biomet Holdings, Inc.	113,235	10,328,164
		80,170,867
Industrials (21.1%)
A O Smith Corp.	124,734	8,178,808
Acuity, Inc.	21,554	6,430,420
Allegion PLC	121,996	17,582,064
Applied Industrial Technologies, Inc.	45,916	10,673,174
Donaldson Co., Inc.	154,180	10,692,383
ExlService Holdings, Inc. (a)	242,506	10,619,338
Expeditors International of Washington, Inc.	88,808	10,146,314
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	27,917	11,401,582
IDEX Corp.	70,686	12,410,341
Lincoln Electric Holdings, Inc.	39,000	8,085,480
Masco Corp.	107,679	6,930,221
Nordson Corp.	63,921	13,702,745
Paycom Software, Inc.	57,140	13,222,196
Snap-on, Inc.	40,107	12,480,496
Watts Water Technologies, Inc., Class A	38,869	9,557,498
		162,113,060
Information Technology (14.3%)
Akamai Technologies, Inc. (a)	74,479	5,940,445
Amdocs Ltd.	125,885	11,485,747
Axcelis Technologies, Inc. (a)	81,469	5,677,575
Check Point Software Technologies Ltd. (a)	60,090	13,294,912
Dolby Laboratories, Inc., Class A	107,377	7,973,816
F5, Inc. (a)	44,537	13,108,130
NetApp, Inc.	80,047	8,529,008
Progress Software Corp.	172,556	11,015,975
Qualys, Inc. (a)	115,773	16,540,489
Teradyne, Inc.	69,656	6,263,468
Zebra Technologies Corp., Class A (a)	31,298	9,651,051
		109,480,616
Materials (5.3%)
AptarGroup, Inc.	90,665	14,182,726
Avery Dennison Corp.	45,975	8,067,233
RPM International, Inc.	111,457	12,242,437
Silgan Holdings, Inc.	110,891	6,008,074
		40,500,470
Real Estate (5.6%)
Camden Property Trust	67,100	7,561,499
CubeSmart	214,776	9,127,980
Jones Lang LaSalle, Inc. (a)	46,083	11,787,110
Lamar Advertising Co., Class A	62,458	7,579,903
STAG Industrial, Inc.	189,184	6,863,595
		42,920,087
Utilities (3.7%)
Atmos Energy Corp.	52,225	8,048,395
Essential Utilities, Inc.	235,567	8,748,958
IDACORP, Inc.	45,519	5,255,169
ONE Gas, Inc.	89,578	6,437,075
		28,489,597
TOTAL COMMON STOCKS (Cost $636,330,774)		762,130,756

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
June 30, 2025 (Unaudited)
Investment Companies (0.7%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	5,044,213	5,044,213
TOTAL INVESTMENT COMPANIES (Cost $5,044,213)		5,044,213
Total Investments (Cost $641,374,987) — 100.0%		767,174,969
Liabilities in excess of other assets — (0.0)%(c)		(88,846)
Net Assets — 100.0%		$767,086,123

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $641,374,987)	$767,174,969
Dividend receivable	550,330
Receivable for capital shares issued	69,288
Prepaid expenses	6,884
Total Assets	767,801,471
Liabilities:
Payable for capital shares redeemed	222,713
Accrued expenses and other liabilities:
Investment adviser	429,494
Administration and accounting	20,260
Chief compliance officer	409
Custodian	10,676
Transfer agent	3,835
Trustee	3,371
Other	24,590
Total Liabilities	715,348
Net Assets	$767,086,123
Composition of Net Assets:
Paid in capital	$637,622,741
Total distributable earnings	129,463,382
Net Assets	$767,086,123
Shares outstanding (par value $0.01, unlimited number of shares authorized)	31,181,068
Net Asset Value, Offering Price and Redemption price per share	$24.60
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$5,925,695
Total Investment Income	5,925,695
Expenses:
Investment adviser	2,914,652
Administration and accounting	66,023
Chief compliance officer	14,048
Custodian	27,305
Transfer agency	13,199
Trustee	30,404
Other	102,600
Total expenses before fee reductions	3,168,231
Fees contractually reduced by the investment adviser	(253,179)
Net Expenses	2,915,052
Net Investment Income	3,010,643
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	148,623
Net realized gains from redemptions in-kind (a)	6,091,070
Change in unrealized depreciation on investments	(20,873,503)
Net realized/unrealized losses on investments	(14,633,810)
Change in Net Assets Resulting from Operations	$(11,623,167)

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,010,643	$6,345,927
Net realized gains from investment transactions	6,239,693	34,613,925
Change in unrealized appreciation (depreciation) on investments	(20,873,503)	34,760,370
Change in Net Assets Resulting from Operations	(11,623,167)	75,720,222
Distributions To Shareholders:
Total Distributions	—	(17,816,943)
Change in Net Assets Resulting from distributions to shareholders	—	(17,816,943)
Capital Share Transactions:
Proceeds from shares issued	56,548,713	182,720,078
Dividends reinvested	—	14,338,824
Cost of shares redeemed	(75,829,607)	(147,390,375)
Cost of in-kind shares redeemed (a)	(26,956,958)	(72,457,747)
Change in Net Assets Resulting from Capital Share Transactions	(46,237,852)	(22,789,220)
Change in Net Assets	(57,861,019)	35,114,059
Net Assets:
Beginning of period	824,947,142	789,833,083
End of period	$767,086,123	$824,947,142
Share Transactions:
Issued	2,315,185	7,412,449
Reinvested	—	544,375
Redeemed	(3,116,528)	(5,992,075)
Redeemed in-kind (a)	(1,147,593)	(3,067,644)
Change in shares	(1,948,936)	(1,102,895)

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 24.90	$ 23.07	$ 20.56	$ 24.32	$ 19.23	$ 17.90
Investment Activities:
Operations:
Net investment income	0.10	0.19	0.19	0.19	0.17	0.12
Net realized/unrealized gains (losses) from investments	(0.40)	2.19	2.50	(3.10)	5.66	1.36
Total from investment activities	(0.30)	2.38	2.69	(2.91)	5.83	1.48
Distributions from:
Net investment income	—	(0.21)	(0.16)	(0.21)	(0.19)	(0.13)
Net realized gains from investment transactions	—	(0.34)	(0.02)	(0.64)	(0.55)	(0.02)
Total distributions	—	(0.55)	(0.18)	(0.85)	(0.74)	(0.15)
Net Asset Value, End of Period	$ 24.60	$ 24.90	$ 23.07	$ 20.56	$ 24.32	$ 19.23
Total Return	(1.20)%(a)	10.17%	13.14%	(12.04)%	30.46%	8.26%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 767,086	$ 824,947	$ 789,833	$ 533,455	$ 615,547	$ 226,075
Ratio of net expenses to average net assets	0.75%(b)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.77%(b)	0.80%	0.92%	0.89%	0.80%	0.89%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.82%(b)	0.82%	0.85%	0.86%	0.85%	0.91%
Portfolio turnover rate	12.79%(a), (d)	31.51%(d)	31.10%	27.54%(d)	35.83%(d)	51.26%(d)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Active Ownership Report (Unaudited)
June 30, 2025 (Unaudited)
Boston Trust Walden’s Active Ownership Report is viewable online. The report can be found at https://www.bostontrustwalden.com/2024-active-ownership-report/.

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
June 30, 2025 (Unaudited)

Common Stocks (68.6%)
	Shares	Fair Value ($)
Communication Services (7.1%)
Alphabet, Inc., Class A	17,000	2,995,910
Alphabet, Inc., Class C	38,800	6,882,732
Comcast Corp., Class A	27,575	984,152
		10,862,794
Consumer Discretionary (4.5%)
AutoZone, Inc. (a)	780	2,895,540
Booking Holdings, Inc.	225	1,302,579
Lowe's Cos., Inc.	5,000	1,109,350
Ross Stores, Inc.	13,000	1,658,540
		6,966,009
Consumer Staples (4.8%)
Costco Wholesale Corp.	3,600	3,563,784
PepsiCo, Inc.	13,995	1,847,900
Procter & Gamble (The) Co.	7,000	1,115,240
Sysco Corp.	10,000	757,400
		7,284,324
Energy (1.8%)
ConocoPhillips	30,545	2,741,108
Financials (10.0%)
Chubb Ltd.	9,500	2,752,340
FactSet Research Systems, Inc.	2,565	1,147,273
JPMorgan Chase & Co.	17,685	5,127,058
Marsh & McLennan Cos., Inc.	6,235	1,363,221
Visa, Inc., Class A	14,025	4,979,576
		15,369,468
Health Care (8.1%)
Agilent Technologies, Inc.	5,000	590,050
Becton, Dickinson & Co.	3,060	527,085
Cooper (The) Cos., Inc. (a)	11,705	832,928
Johnson & Johnson	16,245	2,481,424
Merck & Co., Inc.	12,250	969,710
Stryker Corp.	9,250	3,659,577
UnitedHealth Group, Inc.	6,500	2,027,805
Waters Corp. (a)	4,025	1,404,886
		12,493,465
Industrials (6.9%)
Automatic Data Processing, Inc.	6,695	2,064,738
Deere & Co.	4,000	2,033,960
Donaldson Co., Inc.	13,275	920,621
Hubbell, Inc.	7,000	2,858,870
Union Pacific Corp.	7,750	1,783,120
United Parcel Service, Inc., Class B	9,250	933,695
		10,595,004
Information Technology (22.7%)
Accenture PLC, Class A	10,500	3,138,345
Adobe, Inc. (a)	2,155	833,726
Analog Devices, Inc.	4,100	975,882
Apple, Inc.	36,265	7,440,490
Applied Materials, Inc.	12,630	2,312,174
Cisco Systems, Inc.	35,515	2,464,031
KLA Corp.	1,550	1,388,397
Microsoft Corp.	25,000	12,435,250
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
NVIDIA Corp.	18,030	2,848,560
TE Connectivity PLC	5,500	927,685
		34,764,540
Materials (1.6%)
Air Products and Chemicals, Inc.	4,500	1,269,270
AptarGroup, Inc.	7,570	1,184,175
		2,453,445
Utilities (1.1%)
Essential Utilities, Inc.	22,500	835,650
Eversource Energy	12,355	786,025
		1,621,675
TOTAL COMMON STOCKS (Cost $35,919,818)		105,151,832

Corporate Bonds (9.1%)
	Principal Amount ($)
Communication Services (0.9%)
Comcast Corp., 3.95%, 10/15/25	250,000	249,611
Comcast Corp., 3.30%, 4/1/27	250,000	246,224
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	863,724
		1,359,559
Consumer Discretionary (1.4%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,272,512
NIKE, Inc., 2.75%, 3/27/27	500,000	489,193
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	343,418
		2,105,123
Consumer Staples (0.9%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,458,411
Financials (0.9%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	331,461
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	492,721
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	98,576
Mastercard, Inc., 3.30%, 3/26/27	150,000	148,404
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	273,499
		1,344,661
Health Care (1.8%)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	245,329
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,151,298
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	298,168
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,132,628
		2,827,423
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
June 30, 2025 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Industrials (0.8%)
3M Co., 3.00%, 8/7/25, MTN	250,000	249,409
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	143,761
Hubbell, Inc., 3.50%, 2/15/28	150,000	147,140
Hubbell, Inc., 2.30%, 3/15/31	500,000	441,986
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	195,437
		1,177,733
Information Technology (1.0%)
Apple, Inc., 3.00%, 6/20/27	200,000	196,531
Apple, Inc., 2.20%, 9/11/29	350,000	324,943
Intel Corp., 3.90%, 3/25/30	1,000,000	969,463
		1,490,937
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,288,932
Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	961,063
TOTAL CORPORATE BONDS (Cost $14,931,445)		14,013,842

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	278,770
Hawaii (0.3%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	411,847
TOTAL MUNICIPAL BONDS (Cost $856,021)		690,617

U.S. Government & U.S. Government Agency Obligations (21.0%)

Federal Farm Credit Bank (0.3%)
2.75%, 7/16/27	250,000	244,848
2.85%, 3/2/28	250,000	243,592
		488,440
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	762,964
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/41	18,745	17,846
4.00%, 9/15/40	7,428	7,035
		24,881
U.S. Treasury Bond (4.5%)
3.88%, 5/15/43	7,685,000	6,864,266
U.S. Treasury Inflation Indexed Note (3.9%)
0.75%, 7/15/28	638,990	631,192
0.25%, 7/15/29	1,254,120	1,204,296
1.88%, 7/15/34	4,089,400	4,092,535
		5,928,023
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (11.8%)
2.75%, 8/15/32	8,175,000	7,541,437
3.88%, 8/15/33	10,750,000	10,586,230
		18,127,667
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,911,498)		32,196,241

Investment Companies (0.6%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.16% (c)	871,975	871,975
TOTAL INVESTMENT COMPANIES (Cost $871,975)		871,975
Total Investments (Cost $84,490,757) — 99.8%		152,924,507
Other assets in excess of liabilities — 0.2%		381,352
Net Assets — 100.0%		$153,305,859

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of June 30, 2025.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $84,490,757)	$152,924,507
Interest and dividends receivable	483,841
Receivable for tax reclaims	1,843
Receivable for capital shares issued	8,793
Prepaid expenses	11,818
Total Assets	153,430,802
Liabilities:
Payable for capital shares redeemed	368
Accrued expenses and other liabilities:
Investment adviser	93,256
Administration and accounting	8,802
Chief compliance officer	13
Custodian	1,693
Shareholder servicing fees	11,589
Transfer agent	3,835
Trustee	294
Other	5,093
Total Liabilities	124,943
Net Assets	$153,305,859
Composition of Net Assets:
Paid in capital	$78,357,439
Total distributable earnings	74,948,420
Net Assets	$153,305,859
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,783,503
Net Asset Value, Offering Price and Redemption price per share	$22.60
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$886,539
Dividends	757,870
Less: Foreign tax withholding	(85)
Total Investment Income	1,644,324
Expenses:
Investment adviser	569,490
Administration and accounting	28,735
Chief compliance officer	2,646
Custodian	5,338
Shareholder servicing	67,820
Transfer agency	12,668
Trustee	5,786
Other	23,401
Total expenses	715,884
Net Expenses	715,884
Net Investment Income	928,440
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,406,489
Change in unrealized depreciation on investments	(3,262,086)
Net realized/unrealized gains on investments	1,144,403
Change in Net Assets Resulting from Operations	$2,072,843
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$928,440	$1,864,550
Net realized gains from investment transactions	4,406,489	6,459,749
Change in unrealized appreciation (depreciation) on investments	(3,262,086)	2,541,758
Change in Net Assets Resulting from Operations	2,072,843	10,866,057
Distributions To Shareholders:
Total Distributions	—	(7,303,027)
Change in Net Assets Resulting from distributions to shareholders	—	(7,303,027)
Capital Share Transactions:
Proceeds from shares issued	3,036,268	7,388,692
Dividends reinvested	—	5,436,792
Cost of shares redeemed	(9,459,245)	(24,323,660)
Change in Net Assets Resulting from Capital Share Transactions	(6,422,977)	(11,498,176)
Change in Net Assets	(4,350,134)	(7,935,146)
Net Assets:
Beginning of period	157,655,993	165,591,139
End of period	$153,305,859	$157,655,993
Share Transactions:
Issued	136,671	326,876
Reinvested	—	237,934
Redeemed	(429,543)	(1,080,001)
Change in shares	(292,872)	(515,191)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.28	$ 21.81	$ 20.97	$ 25.15	$ 21.82	$ 20.76
Investment Activities:
Operations:
Net investment income	0.14	0.27	0.27	0.22	0.14	0.17
Net realized/unrealized gains (losses) from investments	0.18	1.26	2.24	(3.63)	4.07	1.54
Total from investment activities	0.32	1.53	2.51	(3.41)	4.21	1.71
Distributions from:
Net investment income	—	(0.31)	(0.25)	(0.22)	(0.14)	(0.17)
Net realized gains from investment transactions	—	(0.75)	(1.42)	(0.55)	(0.74)	(0.48)
Total distributions	—	(1.06)	(1.67)	(0.77)	(0.88)	(0.65)
Net Asset Value, End of Period	$ 22.60	$ 22.28	$ 21.81	$ 20.97	$ 25.15	$ 21.82
Total Return	1.44%(a)	6.88%	12.18%	(13.67)%	19.38%	8.26%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 153,306	$ 157,656	$ 165,591	$ 178,862	$ 209,536	$ 177,383
Ratio of net expenses to average net assets	0.94%(b)	0.95%	0.98%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.22%(b)	1.14%	1.23%	0.98%	0.60%	0.84%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.94%(b)	0.95%	0.96%(c)	0.99%(c)	1.00%(c)	1.02%(c)
Portfolio turnover rate	7.93%(a)	3.30%	11.76%	28.62%	20.88%	18.73%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
June 30, 2025 (Unaudited)

Common Stocks (99.7%)
	Shares	Fair Value ($)
Communication Services (9.6%)
Alphabet, Inc., Class A	44,580	7,856,333
Alphabet, Inc., Class C	71,315	12,650,568
Comcast Corp., Class A	74,540	2,660,333
		23,167,234
Consumer Discretionary (8.4%)
AutoZone, Inc. (a)	1,425	5,289,928
Booking Holdings, Inc.	705	4,081,414
Lowe's Cos., Inc.	10,920	2,422,820
McDonald's Corp.	7,450	2,176,667
NIKE, Inc., Class B	27,900	1,982,016
Ross Stores, Inc.	19,155	2,443,795
Starbucks Corp.	19,365	1,774,415
		20,171,055
Consumer Staples (3.6%)
Costco Wholesale Corp.	3,270	3,237,104
Hershey (The) Co.	5,450	904,427
PepsiCo, Inc.	25,630	3,384,185
Sysco Corp.	14,500	1,098,230
		8,623,946
Energy (2.9%)
ConocoPhillips	76,740	6,886,648
Financials (16.0%)
American Express Co.	9,985	3,185,015
Chubb Ltd.	22,620	6,553,467
FactSet Research Systems, Inc.	5,275	2,359,402
JPMorgan Chase & Co.	41,290	11,970,384
Marsh & McLennan Cos., Inc.	14,230	3,111,247
T. Rowe Price Group, Inc.	13,950	1,346,175
Visa, Inc., Class A	28,275	10,039,039
		38,564,729
Health Care (11.8%)
Agilent Technologies, Inc.	14,020	1,654,500
Becton, Dickinson & Co.	13,715	2,362,409
Cooper (The) Cos., Inc. (a)	27,025	1,923,099
Danaher Corp.	3,995	789,172
Johnson & Johnson	41,285	6,306,284
Merck & Co., Inc.	30,735	2,432,983
Stryker Corp.	15,420	6,100,614
UnitedHealth Group, Inc.	13,475	4,203,796
Waters Corp. (a)	7,380	2,575,915
		28,348,772
Industrials (10.6%)
Automatic Data Processing, Inc.	14,780	4,558,152
Deere & Co.	10,845	5,514,574
Donaldson Co., Inc.	30,750	2,132,512
Hubbell, Inc.	9,945	4,061,637
Union Pacific Corp.	21,210	4,879,997
United Parcel Service, Inc., Class B	19,290	1,947,133
W.W. Grainger, Inc.	2,345	2,439,363
		25,533,368
Information Technology (33.9%)
Accenture PLC, Class A	22,400	6,695,136
Adobe, Inc. (a)	6,160	2,383,181
Analog Devices, Inc.	11,290	2,687,246
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Apple, Inc.	93,545	19,192,628
Applied Materials, Inc.	30,895	5,655,948
Cisco Systems, Inc.	75,845	5,262,126
KLA Corp.	3,135	2,808,145
Microsoft Corp.	52,095	25,912,574
NVIDIA Corp.	44,970	7,104,810
QUALCOMM, Inc.	8,385	1,335,395
TE Connectivity PLC	15,135	2,552,820
		81,590,009
Materials (2.2%)
Air Products and Chemicals, Inc.	10,525	2,968,682
AptarGroup, Inc.	13,870	2,169,684
		5,138,366
Utilities (0.7%)
Eversource Energy	27,425	1,744,778
TOTAL COMMON STOCKS (Cost $80,459,528)		239,768,905

Investment Companies (0.8%)

Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	2,000,242	2,000,242
TOTAL INVESTMENT COMPANIES (Cost $2,000,242)		2,000,242
Total Investments (Cost $82,459,770) — 100.5%		241,769,147
Liabilities in excess of other assets — (0.5)%		(1,158,910)
Net Assets — 100.0%		$240,610,237

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $82,459,770)	$241,769,147
Dividend receivable	111,550
Receivable for tax reclaims	4,408
Receivable for capital shares issued	34,654
Prepaid expenses	13,556
Total Assets	241,933,315
Liabilities:
Payable for capital shares redeemed	1,129,511
Accrued expenses and other liabilities:
Investment adviser	146,764
Administration and accounting	7,492
Chief compliance officer	69
Custodian	2,046
Shareholder servicing fees	24,273
Transfer agent	3,997
Trustee	701
Other	8,225
Total Liabilities	1,323,078
Net Assets	$240,610,237
Composition of Net Assets:
Paid in capital	$68,183,222
Total distributable earnings	172,427,015
Net Assets	$240,610,237
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,724,773
Net Asset Value, Offering Price and Redemption price per share	$35.78
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$1,862,077
Total Investment Income	1,862,077
Expenses:
Investment adviser	924,164
Administration and accounting	27,185
Chief compliance officer	4,398
Custodian	8,625
Shareholder servicing	152,161
Transfer agency	13,104
Trustee	9,583
Other	33,432
Total expenses	1,172,652
Net Expenses	1,172,652
Net Investment Income	689,425
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	11,309,460
Change in unrealized depreciation on investments	(12,202,622)
Net realized/unrealized losses on investments	(893,162)
Change in Net Assets Resulting from Operations	$(203,737)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$689,425	$1,367,010
Net realized gains from investment transactions	11,309,460	11,084,350
Change in unrealized appreciation (depreciation) on investments	(12,202,622)	13,201,047
Change in Net Assets Resulting from Operations	(203,737)	25,652,407
Distributions To Shareholders:
Total Distributions	—	(12,818,737)
Change in Net Assets Resulting from distributions to shareholders	—	(12,818,737)
Capital Share Transactions:
Proceeds from shares issued	4,235,308	18,698,828
Dividends reinvested	—	8,974,838
Cost of shares redeemed	(29,878,576)	(36,962,244)
Change in Net Assets Resulting from Capital Share Transactions	(25,643,268)	(9,288,578)
Change in Net Assets	(25,847,005)	3,545,092
Net Assets:
Beginning of period	266,457,242	262,912,150
End of period	$240,610,237	$266,457,242
Share Transactions:
Issued	123,982	524,915
Reinvested	—	244,014
Redeemed	(858,634)	(1,021,897)
Change in shares	(734,652)	(252,968)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 35.72	$ 34.09	$ 30.21	$ 36.06	$ 28.82	$ 26.47
Investment Activities:
Operations:
Net investment income	0.10	0.19	0.24	0.21	0.12	0.21
Net realized/unrealized gains (losses) from investments	(0.04)	3.21	4.66	(5.06)	7.93	3.28
Total from investment activities	0.06	3.40	4.90	(4.85)	8.05	3.49
Distributions from:
Net investment income	—	(0.22)	(0.24)	(0.21)	(0.12)	(0.21)
Net realized gains from investment transactions	—	(1.55)	(0.78)	(0.79)	(0.69)	(0.93)
Total distributions	—	(1.77)	(1.02)	(1.00)	(0.81)	(1.14)
Net Asset Value, End of Period	$ 35.78	$ 35.72	$ 34.09	$ 30.21	$ 36.06	$ 28.82
Total Return	0.17%(a)	9.81%	16.29%	(13.55)%	28.00%	13.28%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 240,610	$ 266,457	$ 262,912	$ 249,987	$ 359,003	$ 264,418
Ratio of net expenses to average net assets	0.95%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.56%(b)	0.50%	0.74%	0.65%	0.38%	0.82%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.95%(b)	0.96%	0.99%	1.02%	1.02%	1.06%
Portfolio turnover rate	1.19%(a)	6.14%	6.69%	19.32%(d)	8.00%	14.96%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
June 30, 2025 (Unaudited)

Common Stocks (98.7%)
	Shares	Fair Value ($)
Consumer Discretionary (10.3%)
AutoZone, Inc. (a)	873	3,240,777
Choice Hotels International, Inc.	20,520	2,603,577
DR Horton, Inc.	12,880	1,660,490
Genuine Parts Co.	14,845	1,800,847
Lululemon Athletica, Inc. (a)	8,720	2,071,698
Ross Stores, Inc.	21,145	2,697,679
Ulta Beauty, Inc. (a)	3,975	1,859,584
Williams-Sonoma, Inc.	8,145	1,330,649
		17,265,301
Consumer Staples (7.0%)
BJ's Wholesale Club Holdings, Inc. (a)	28,745	3,099,573
Church & Dwight Co., Inc.	19,580	1,881,834
Hershey (The) Co.	11,495	1,907,595
McCormick & Co., Inc. (Non Voting)	22,295	1,690,407
Sysco Corp.	41,030	3,107,612
		11,687,021
Energy (3.1%)
Baker Hughes Co.	69,975	2,682,842
Schlumberger NV	73,505	2,484,469
		5,167,311
Financials (18.1%)
American Financial Group, Inc.	23,745	2,996,856
Brown & Brown, Inc.	16,180	1,793,877
Cboe Global Markets, Inc.	9,835	2,293,620
Cincinnati Financial Corp.	16,375	2,438,565
Cullen/Frost Bankers, Inc.	17,650	2,268,731
East West Bancorp, Inc.	15,550	1,570,239
FactSet Research Systems, Inc.	7,710	3,448,529
Jack Henry & Associates, Inc.	9,515	1,714,318
M&T Bank Corp.	10,660	2,067,933
MSCI, Inc.	2,935	1,692,732
Northern Trust Corp.	19,365	2,455,288
SEI Investments Co.	43,235	3,885,097
T. Rowe Price Group, Inc.	16,455	1,587,908
		30,213,693
Health Care (12.2%)
Agilent Technologies, Inc.	15,605	1,841,546
Chemed Corp.	2,495	1,214,890
Cooper (The) Cos., Inc. (a)	38,115	2,712,264
Edwards Lifesciences Corp. (a)	32,310	2,526,965
Medpace Holdings, Inc. (a)	5,825	1,828,235
Mettler-Toledo International, Inc. (a)	2,730	3,206,986
STERIS PLC	11,915	2,862,221
Veeva Systems, Inc., Class A (a)	7,340	2,113,773
Zimmer Biomet Holdings, Inc.	22,540	2,055,873
		20,362,753
Industrials (20.3%)
A O Smith Corp.	23,745	1,556,960
Allegion PLC	17,615	2,538,674
AMETEK, Inc.	16,865	3,051,890
Broadridge Financial Solutions, Inc.	7,320	1,778,980
Core & Main, Inc., Class A (a)	33,020	1,992,757
Donaldson Co., Inc.	37,035	2,568,377
Expeditors International of Washington, Inc.	18,115	2,069,639
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	6,605	2,697,548
IDEX Corp.	9,375	1,645,969
Lincoln Electric Holdings, Inc.	12,455	2,582,170
Nordson Corp.	11,525	2,470,614
Paychex, Inc.	32,970	4,795,816
Paycom Software, Inc.	11,105	2,569,697
Snap-on, Inc.	5,345	1,663,257
		33,982,348
Information Technology (11.4%)
Amdocs Ltd.	18,285	1,668,323
ANSYS, Inc. (a)	6,010	2,110,832
Check Point Software Technologies Ltd. (a)	10,895	2,410,519
NetApp, Inc.	21,370	2,276,974
ON Semiconductor Corp. (a)	28,195	1,477,700
Qualys, Inc. (a)	14,610	2,087,331
TE Connectivity PLC	16,550	2,791,488
Teradyne, Inc.	23,375	2,101,880
Zebra Technologies Corp., Class A (a)	6,820	2,103,015
		19,028,062
Materials (4.9%)
AptarGroup, Inc.	19,035	2,977,645
Avery Dennison Corp.	9,700	1,702,059
Ball Corp.	29,375	1,647,644
RPM International, Inc.	17,645	1,938,127
		8,265,475
Real Estate (4.5%)
AvalonBay Communities, Inc.	7,870	1,601,545
CubeSmart	34,695	1,474,538
Jones Lang LaSalle, Inc. (a)	10,775	2,756,029
STAG Industrial, Inc.	48,015	1,741,984
		7,574,096
Utilities (6.9%)
Atmos Energy Corp.	17,150	2,642,987
Essential Utilities, Inc.	88,650	3,292,461
Eversource Energy	55,075	3,503,871
ONE Gas, Inc.	29,430	2,114,840
		11,554,159
TOTAL COMMON STOCKS (Cost $126,757,392)		165,100,219

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	2,097,642	2,097,642
TOTAL INVESTMENT COMPANIES (Cost $2,097,642)		2,097,642
Total Investments (Cost $128,855,034) — 100.0%		167,197,861
Other assets in excess of liabilities — 0.0%(c)		5,409
Net Assets — 100.0%		$167,203,270

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
June 30, 2025 (Unaudited)
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $128,855,034)	$167,197,861
Dividend receivable	130,920
Receivable for capital shares issued	96,833
Prepaid expenses	15,401
Total Assets	167,441,015
Liabilities:
Payable for capital shares redeemed	92,919
Accrued expenses and other liabilities:
Investment adviser	99,740
Administration and accounting	10,345
Custodian	6,354
Shareholder servicing fees	20,341
Transfer agent	3,910
Trustee	421
Other	3,715
Total Liabilities	237,745
Net Assets	$167,203,270
Composition of Net Assets:
Paid in capital	$122,315,056
Total distributable earnings	44,888,214
Net Assets	$167,203,270
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,211,583
Net Asset Value, Offering Price and Redemption price per share	$23.19
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$1,301,337
Total Investment Income	1,301,337
Expenses:
Investment adviser	600,514
Administration and accounting	29,540
Chief compliance officer	2,745
Custodian	13,349
Shareholder servicing	127,735
Transfer agency	13,116
Trustee	5,940
Other	24,955
Total expenses before fee reductions	817,894
Fees contractually reduced by the investment adviser	(17,208)
Net Expenses	800,686
Net Investment Income	500,651
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,743,963
Change in unrealized depreciation on investments	(1,828,825)
Net realized/unrealized gains on investments	915,138
Change in Net Assets Resulting from Operations	$1,415,789
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$500,651	$770,001
Net realized gains from investment transactions	2,743,963	8,019,312
Change in unrealized appreciation (depreciation) on investments	(1,828,825)	4,595,695
Change in Net Assets Resulting from Operations	1,415,789	13,385,008
Distributions To Shareholders:
Total Distributions	—	(5,321,603)
Change in Net Assets Resulting from distributions to shareholders	—	(5,321,603)
Capital Share Transactions:
Proceeds from shares issued	17,029,467	41,436,879
Dividends reinvested	—	4,115,863
Cost of shares redeemed	(13,140,661)	(15,722,284)
Change in Net Assets Resulting from Capital Share Transactions	3,888,806	29,830,458
Change in Net Assets	5,304,595	37,893,863
Net Assets:
Beginning of period	161,898,675	124,004,812
End of period	$167,203,270	$161,898,675
Share Transactions:
Issued	747,456	1,798,101
Reinvested	—	171,138
Redeemed	(586,810)	(687,988)
Change in shares	160,646	1,281,251
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.96	$ 21.49	$ 19.82	$ 23.44	$ 19.71	$ 18.71
Investment Activities:
Operations:
Net investment income	0.07	0.12	0.12	0.09	0.08	0.10
Net realized/unrealized gains (losses) from investments	0.16	2.15	2.59	(2.61)	4.78	1.53
Total from investment activities	0.23	2.27	2.71	(2.52)	4.86	1.63
Distributions from:
Net investment income	—	(0.12)	(0.12)	(0.09)	(0.09)	(0.09)
Net realized gains from investment transactions	—	(0.68)	(0.92)	(1.01)	(1.04)	(0.54)
Total distributions	—	(0.80)	(1.04)	(1.10)	(1.13)	(0.63)
Net Asset Value, End of Period	$ 23.19	$ 22.96	$ 21.49	$ 19.82	$ 23.44	$ 19.71
Total Return	1.00%(a)	10.40%	13.88%	(10.90)%	24.89%	8.76%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 167,203	$ 161,899	$ 124,005	$ 97,465	$ 105,951	$ 82,948
Ratio of net expenses to average net assets	1.00%(b)	1.00%	0.98%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	0.63%(b)	0.55%	0.59%	0.45%	0.37%	0.61%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.02%(b)	1.02%	0.98%	1.00%	0.99%	1.02%
Portfolio turnover rate	13.68%(a)	24.20%	25.92%	29.80%	21.82%	38.28%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
June 30, 2025 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Consumer Discretionary (8.3%)
Cavco Industries, Inc. (a)	5,166	2,244,265
Choice Hotels International, Inc.	45,306	5,748,425
Columbia Sportswear Co.	44,139	2,696,010
Genuine Parts Co.	24,377	2,957,174
Texas Roadhouse, Inc.	21,450	4,019,945
TopBuild Corp. (a)	17,435	5,644,407
Williams-Sonoma, Inc.	24,746	4,042,754
		27,352,980
Consumer Staples (5.9%)
BJ's Wholesale Club Holdings, Inc. (a)	64,847	6,992,452
Clorox (The) Co.	27,929	3,353,435
McCormick & Co., Inc. (Non Voting)	70,641	5,356,001
Simply Good Foods (The) Co. (a)	115,780	3,657,490
		19,359,378
Financials (21.0%)
American Financial Group, Inc.	42,025	5,303,975
Cboe Global Markets, Inc.	28,876	6,734,172
Cincinnati Financial Corp.	45,670	6,801,176
Cohen & Steers, Inc.	31,620	2,382,567
Commerce Bancshares, Inc.	61,477	3,822,025
Cullen/Frost Bankers, Inc.	57,638	7,408,789
East West Bancorp, Inc.	39,820	4,021,024
FactSet Research Systems, Inc.	15,345	6,863,512
International Bancshares Corp.	39,678	2,640,968
Jack Henry & Associates, Inc.	25,520	4,597,938
Northern Trust Corp.	52,685	6,679,931
SEI Investments Co.	93,785	8,427,520
Selective Insurance Group, Inc.	38,030	3,295,299
		68,978,896
Health Care (10.0%)
Chemed Corp.	12,405	6,040,367
Cooper (The) Cos., Inc. (a)	72,535	5,161,590
Jazz Pharmaceuticals PLC (a)	17,367	1,842,986
Medpace Holdings, Inc. (a)	11,715	3,676,870
STERIS PLC	24,100	5,789,302
Waters Corp. (a)	16,919	5,905,408
Zimmer Biomet Holdings, Inc.	48,680	4,440,103
		32,856,626
Industrials (25.8%)
A O Smith Corp.	77,885	5,106,919
Acuity, Inc.	15,939	4,755,241
Allegion PLC	52,970	7,634,036
Applied Industrial Technologies, Inc.	34,245	7,960,250
Donaldson Co., Inc.	82,111	5,694,398
ExlService Holdings, Inc. (a)	104,224	4,563,969
Expeditors International of Washington, Inc.	35,827	4,093,235
Franklin Electric Co., Inc.	30,760	2,760,402
Hubbell, Inc.	16,041	6,551,305
IDEX Corp.	35,942	6,310,337
Lincoln Electric Holdings, Inc.	19,575	4,058,289
Masco Corp.	57,224	3,682,937
Nordson Corp.	27,631	5,923,258
Paycom Software, Inc.	28,925	6,693,245
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Snap-on, Inc.	16,110	5,013,110
Watts Water Technologies, Inc., Class A	16,547	4,068,742
		84,869,673
Information Technology (15.2%)
Akamai Technologies, Inc. (a)	32,315	2,577,444
Amdocs Ltd.	53,920	4,919,661
Axcelis Technologies, Inc. (a)	35,275	2,458,315
Check Point Software Technologies Ltd. (a)	29,418	6,508,733
Dolby Laboratories, Inc., Class A	59,605	4,426,267
F5, Inc. (a)	18,992	5,589,725
NetApp, Inc.	34,500	3,675,975
Progress Software Corp.	73,203	4,673,280
Qualys, Inc. (a)	58,260	8,323,606
Teradyne, Inc.	29,960	2,694,003
Zebra Technologies Corp., Class A (a)	13,300	4,101,188
		49,948,197
Materials (6.7%)
AptarGroup, Inc.	38,275	5,987,358
Avery Dennison Corp.	30,035	5,270,241
Packaging Corp. of America	15,334	2,889,692
RPM International, Inc.	48,083	5,281,437
Silgan Holdings, Inc.	49,175	2,664,302
		22,093,030
Real Estate (6.4%)
Camden Property Trust	28,764	3,241,415
CubeSmart	92,163	3,916,928
Jones Lang LaSalle, Inc. (a)	21,040	5,381,611
Lamar Advertising Co., Class A	27,066	3,284,730
STAG Industrial, Inc.	143,447	5,204,257
		21,028,941
TOTAL COMMON STOCKS (Cost $270,936,038)		326,487,721

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	2,278,285	2,278,285
TOTAL INVESTMENT COMPANIES (Cost $2,278,285)		2,278,285
Total Investments (Cost $273,214,323) — 100.0%		328,766,006
Other assets in excess of liabilities — 0.0%(c)		61,207
Net Assets — 100.0%		$328,827,213

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $273,214,323)	$328,766,006
Dividend receivable	270,390
Receivable for capital shares issued	105,296
Prepaid expenses	15,062
Total Assets	329,156,754
Liabilities:
Payable for capital shares redeemed	58,381
Accrued expenses and other liabilities:
Investment adviser	196,252
Administration and accounting	10,847
Chief compliance officer	22
Custodian	3,471
Shareholder servicing fees	48,413
Transfer agent	4,060
Trustee	874
Other	7,221
Total Liabilities	329,541
Net Assets	$328,827,213
Composition of Net Assets:
Paid in capital	$272,860,573
Total distributable earnings	55,966,640
Net Assets	$328,827,213
Shares outstanding (par value $0.01, unlimited number of shares authorized)	13,541,638
Net Asset Value, Offering Price and Redemption price per share	$24.28
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$2,198,708
Total Investment Income	2,198,708
Expenses:
Investment adviser	1,135,130
Administration and accounting	29,546
Chief compliance officer	5,223
Custodian	12,155
Shareholder servicing	275,565
Transfer agency	13,681
Trustee	11,317
Other	37,976
Total expenses before fee reductions	1,520,593
Fees contractually reduced by the investment adviser	(7,087)
Net Expenses	1,513,506
Net Investment Income	685,202
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized loss from investment transactions	(2,585,552)
Change in unrealized depreciation on investments	(2,811,632)
Net realized/unrealized losses on investments	(5,397,184)
Change in Net Assets Resulting from Operations	$(4,711,982)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$685,202	$1,195,699
Net realized gains/(loss) from investment transactions	(2,585,552)	7,488,782
Change in unrealized appreciation (depreciation) on investments	(2,811,632)	16,714,222
Change in Net Assets Resulting from Operations	(4,711,982)	25,398,703
Distributions To Shareholders:
Total Distributions	—	(4,952,004)
Change in Net Assets Resulting from distributions to shareholders	—	(4,952,004)
Capital Share Transactions:
Proceeds from shares issued	55,888,767	96,846,655
Dividends reinvested	—	3,850,252
Cost of shares redeemed	(25,224,691)	(31,142,185)
Change in Net Assets Resulting from Capital Share Transactions	30,664,076	69,554,722
Change in Net Assets	25,952,094	90,001,421
Net Assets:
Beginning of period	302,875,119	212,873,698
End of period	$328,827,213	$302,875,119
Share Transactions:
Issued	2,314,701	4,040,987
Reinvested	—	147,181
Redeemed	(1,052,288)	(1,285,823)
Change in shares	1,262,413	2,902,345
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 24.67	$ 22.70	$ 19.61	$ 24.05	$ 19.40	$ 18.10
Investment Activities:
Operations:
Net investment income	0.05	0.10	0.12	0.13	0.10	0.09
Net realized/unrealized gains (losses) from investments	(0.44)	2.29	3.09	(3.61)	5.69	1.55
Total from investment activities	(0.39)	2.39	3.21	(3.48)	5.79	1.64
Distributions from:
Net investment income	—	(0.11)	(0.10)	(0.09)	(0.12)	(0.10)
Net realized gains from investment transactions	—	(0.31)	(0.02)	(0.87)	(1.02)	(0.25)
Total distributions	—	(0.42)	(0.12)	(0.96)	(1.14)	(0.35)
Net Asset Value, End of Period	$ 24.28	$ 24.67	$ 22.70	$ 19.61	$ 24.05	$ 19.40
Total Return	(1.58)%(a)	10.39%	16.39%	(14.59)%	30.08%	9.13%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 328,827	$ 302,875	$ 212,874	$ 127,334	$ 107,553	$ 64,734
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.45%(b)	0.45%	0.60%	0.61%	0.48%	0.61%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00%(b)	1.02%	1.01%	1.01%	1.00%	1.05%
Portfolio turnover rate	7.55%(a)	23.07%	23.72%	28.66%	30.00%(d)	38.70%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
June 30, 2025 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Consumer Discretionary (7.7%)
Cavco Industries, Inc. (a)	42,662	18,533,653
Choice Hotels International, Inc.	170,120	21,584,826
Columbia Sportswear Co.	292,075	17,839,941
H&R Block, Inc.	401,399	22,032,791
Installed Building Products, Inc.	120,591	21,744,969
		101,736,180
Consumer Staples (4.9%)
Flowers Foods, Inc.	1,104,515	17,650,150
Marzetti Company (The)	141,200	24,395,124
Simply Good Foods (The) Co. (a)	732,473	23,138,822
		65,184,096
Energy (2.6%)
Cactus, Inc., Class A	577,610	25,253,109
Oceaneering International, Inc. (a)	459,138	9,513,340
		34,766,449
Financials (16.6%)
1st Source Corp.	162,631	10,094,506
Amalgamated Financial Corp.	221,531	6,911,767
Cathay General Bancorp	264,249	12,031,257
Cohen & Steers, Inc.	230,679	17,381,663
Commerce Bancshares, Inc.	315,359	19,605,869
Cullen/Frost Bankers, Inc.	239,268	30,755,509
Donnelley Financial Solutions, Inc. (a)	303,947	18,738,332
Evercore, Inc., Class A	98,980	26,726,579
Independent Bank Corp.	238,435	14,993,985
International Bancshares Corp.	397,260	26,441,626
Selective Insurance Group, Inc.	300,840	26,067,786
UMB Financial Corp.	104,211	10,958,829
		220,707,708
Health Care (16.9%)
Amphastar Pharmaceuticals, Inc. (a)	497,821	11,429,970
Chemed Corp.	53,237	25,922,692
Corcept Therapeutics, Inc. (a)	232,056	17,032,910
CorVel Corp. (a)	218,022	22,408,301
Haemonetics Corp. (a)	451,065	33,653,960
Halozyme Therapeutics, Inc. (a)	351,346	18,277,019
ICU Medical, Inc. (a)	61,623	8,143,479
Inmode Ltd. (a)	546,399	7,890,002
Jazz Pharmaceuticals PLC (a)	91,540	9,714,225
Prestige Consumer Healthcare, Inc. (a)	328,443	26,226,174
UFP Technologies, Inc. (a)	111,646	27,259,487
US Physical Therapy, Inc.	202,615	15,844,493
		223,802,712
Industrials (19.0%)
Acuity, Inc.	74,910	22,348,649
Applied Industrial Technologies, Inc.	112,037	26,043,001
CSG Systems International, Inc.	401,022	26,190,747
Donaldson Co., Inc.	392,926	27,249,418
ExlService Holdings, Inc. (a)	653,933	28,635,726
Franklin Electric Co., Inc.	239,790	21,518,755
Landstar System, Inc.	134,625	18,715,567
MSC Industrial Direct Co., Inc., Class A	246,463	20,954,284
Toro (The) Co.	177,669	12,557,645
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Valmont Industries, Inc.	45,014	14,700,222
Watts Water Technologies, Inc., Class A	134,622	33,102,204
		252,016,218
Information Technology (17.6%)
A10 Networks, Inc.	890,275	17,226,821
Axcelis Technologies, Inc. (a)	191,050	13,314,274
Badger Meter, Inc.	92,604	22,683,350
Dolby Laboratories, Inc., Class A	231,158	17,165,793
InterDigital, Inc.	108,870	24,411,920
Littelfuse, Inc.	119,574	27,111,013
Plexus Corp. (a)	150,622	20,380,663
Power Integrations, Inc.	302,763	16,924,452
Progress Software Corp.	404,462	25,820,854
Qualys, Inc. (a)	212,619	30,376,877
Teradata Corp. (a)	802,829	17,911,115
		233,327,132
Materials (6.6%)
AptarGroup, Inc.	86,218	13,487,082
Graphic Packaging Holding Co.	504,153	10,622,503
Minerals Technologies, Inc.	300,070	16,524,855
Sensient Technologies Corp.	206,313	20,325,957
Silgan Holdings, Inc.	477,440	25,867,699
		86,828,096
Real Estate (3.2%)
Four Corners Property Trust, Inc.	631,011	16,980,506
STAG Industrial, Inc.	708,641	25,709,495
		42,690,001
Utilities (4.2%)
Chesapeake Utilities Corp.	117,003	14,066,101
IDACORP, Inc.	148,370	17,129,316
ONE Gas, Inc.	226,710	16,291,381
Unitil Corp.	151,768	7,914,701
		55,401,499
TOTAL COMMON STOCKS (Cost $1,066,191,450)		1,316,460,091

Investment Companies (0.6%)

Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	7,549,393	7,549,393
TOTAL INVESTMENT COMPANIES (Cost $7,549,393)		7,549,393
Total Investments (Cost $1,073,740,843) — 99.9%		1,324,009,484
Other assets in excess of liabilities — 0.1%		1,654,977
Net Assets — 100.0%		$1,325,664,461

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $1,073,740,843)	$1,324,009,484
Dividend receivable	1,040,824
Receivable for capital shares issued	2,245,086
Prepaid expenses	22,881
Total Assets	1,327,318,275
Liabilities:
Payable for capital shares redeemed	496,496
Accrued expenses and other liabilities:
Investment adviser	809,997
Administration and accounting	33,747
Chief compliance officer	392
Custodian	13,015
Shareholder servicing fees	230,307
Transfer agent	7,038
Trustee	4,556
Other	58,266
Total Liabilities	1,653,814
Net Assets	$1,325,664,461
Composition of Net Assets:
Paid in capital	$1,077,241,048
Total distributable earnings	248,423,413
Net Assets	$1,325,664,461
Shares outstanding (par value $0.01, unlimited number of shares authorized)	76,359,972
Net Asset Value, Offering Price and Redemption price per share	$17.36
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$10,239,075
Total Investment Income	10,239,075
Expenses:
Investment adviser	5,016,253
Administration and accounting	110,007
Chief compliance officer	23,968
Custodian	39,783
Shareholder servicing	1,203,530
Transfer agency	24,109
Trustee	51,898
Other	136,148
Gross expense before recoupment	6,605,696
Recoupment of prior expenses reimbursed by the investment adviser	82,861
Total expenses	6,688,557
Net Expenses	6,688,557
Net Investment Income	3,550,518
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized loss from investment transactions	(26,581,922)
Change in unrealized depreciation on investments	(29,570,938)
Net realized/unrealized losses on investments	(56,152,860)
Change in Net Assets Resulting from Operations	$(52,602,342)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,550,518	$5,953,728
Net realized gains/(loss) from investment transactions	(26,581,922)	140,187,497
Change in unrealized appreciation (depreciation) on investments	(29,570,938)	16,229,772
Change in Net Assets Resulting from Operations	(52,602,342)	162,370,997
Distributions To Shareholders:
Total Distributions	—	(87,831,529)
Change in Net Assets Resulting from distributions to shareholders	—	(87,831,529)
Capital Share Transactions:
Proceeds from shares issued	104,637,470	251,060,067
Dividends reinvested	—	72,820,895
Cost of shares redeemed	(135,415,216)	(278,570,154)
Cost of in-kind shares redeemed (a)	—	(4,564,596)
Change in Net Assets Resulting from Capital Share Transactions	(30,777,746)	40,746,212
Change in Net Assets	(83,380,088)	115,285,680
Net Assets:
Beginning of period	1,409,044,549	1,293,758,869
End of period	$1,325,664,461	$1,409,044,549
Share Transactions:
Issued	6,015,250	14,142,437
Reinvested	—	3,792,755
Redeemed	(7,833,163)	(15,670,263)
Redeemed in-kind (a)	—	(223,645)
Change in shares	(1,817,913)	2,041,284

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 18.02	$ 16.99	$ 15.56	$ 17.96	$ 15.31	$ 14.62
Investment Activities:
Operations:
Net investment income	0.05	0.08	0.09	0.07	0.03	0.08
Net realized/unrealized gains (losses) from investments	(0.71)	2.12	1.47	(1.68)	4.22	1.00
Total from investment activities	(0.66)	2.20	1.56	(1.61)	4.25	1.08
Distributions from:
Net investment income	—	(0.09)	(0.08)	(0.05)	(0.05)	(0.08)
Net realized gains from investment transactions	—	(1.08)	(0.05)	(0.74)	(1.55)	(0.31)
Total distributions	—	(1.17)	(0.13)	(0.79)	(1.60)	(0.39)
Net Asset Value, End of Period	$ 17.36	$ 18.02	$ 16.99	$ 15.56	$ 17.96	$ 15.31
Total Return	(3.66)%(a)	12.55%	10.09%	(9.06)%	28.17%	8.17%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 1,325,664	$ 1,409,045	$ 1,293,759	$ 1,003,410	$ 939,532	$ 602,978
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.53%(b)	0.44%	0.58%	0.46%	0.18%	0.64%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.99%(b)	1.00%	1.03%	1.04%	1.01%	1.06%
Portfolio turnover rate	11.17%(a)	33.00%(d)	23.98%	20.87%	31.72%	39.89%(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
(e)	Excludes impact of merger transaction.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
June 30, 2025 (Unaudited)

Common Stocks (98.6%)
	Shares	Fair Value ($)
Australia (5.6%)
Brambles Ltd.	255,000	3,938,168
Insurance Australia Group Ltd.	821,000	4,880,864
Westpac Banking Corp.	145,200	3,236,004
Woodside Energy Group Ltd.	156,600	2,418,986
		14,474,022
Canada (8.2%)
Canadian National Railway Co.	50,000	5,209,840
Intact Financial Corp.	13,000	3,022,912
National Bank of Canada	40,900	4,220,501
Royal Bank of Canada	48,900	6,444,709
Tourmaline Oil Corp.	45,800	2,209,701
		21,107,663
Denmark (1.5%)
Novo Nordisk A/S, Class B	55,000	3,811,173
Finland (2.1%)
Kone OYJ, Class B	83,000	5,468,100
France (11.3%)
Air Liquide SA	26,800	5,526,191
Dassault Systemes SE	98,000	3,551,680
Edenred SE	65,300	2,028,252
EssilorLuxottica SA	9,100	2,498,792
Legrand SA	34,300	4,597,179
L'Oreal SA	4,800	2,056,097
Publicis Groupe SA	48,000	5,421,349
Schneider Electric SE	12,300	3,302,364
		28,981,904
Germany (6.4%)
Allianz SE (Registered)	8,600	3,490,169
Deutsche Boerse AG	15,600	5,096,357
Hannover Rueck SE	11,200	3,529,270
Merck KGaA	33,000	4,278,726
		16,394,522
Hong Kong (0.8%)
Sino Land Co. Ltd.	1,899,000	2,022,690
Israel (2.0%)
Check Point Software Technologies Ltd. (a)	13,000	2,876,250
Nice Ltd. (a)	13,300	2,254,525
		5,130,775
Italy (2.8%)
FinecoBank Banca Fineco SpA	109,200	2,422,443
Terna - Rete Elettrica Nazionale	470,000	4,832,055
		7,254,498
Japan (19.9%)
Ajinomoto Co., Inc.	145,000	3,932,860
Chiba Bank (The) Ltd.	172,800	1,596,971
Inpex Corp.	165,000	2,316,133
Kakaku.com, Inc.	120,300	2,230,860
Mitsubishi Estate Co. Ltd.	127,000	2,380,884
Nitto Denko Corp.	204,500	3,949,196
Nomura Research Institute Ltd.	113,400	4,535,707
NTT, Inc.	2,967,200	3,172,264
Oracle Corp. Japan	30,000	3,575,718
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	130,000	4,292,858
Sumitomo Mitsui Financial Group, Inc.	152,000	3,827,506
Sysmex Corp.	247,000	4,299,583
Terumo Corp.	142,400	2,613,308
Tokio Marine Holdings, Inc.	82,000	3,475,246
Toyota Motor Corp.	281,300	4,844,828
		51,043,922
Jersey, C.I. (0.9%)
Experian PLC	46,600	2,402,988
Luxembourg (0.6%)
Tenaris SA	88,400	1,657,030
Netherlands (6.0%)
ASML Holding NV	8,500	6,811,364
ING Groep NV	200,000	4,383,538
Koninklijke Vopak NV	41,800	2,076,176
Wolters Kluwer NV	12,900	2,157,372
		15,428,450
Norway (1.0%)
Equinor ASA	103,000	2,601,168
Singapore (2.6%)
DBS Group Holdings Ltd.	133,900	4,726,949
Singapore Exchange Ltd.	168,400	1,971,834
		6,698,783
Spain (1.5%)
Industria de Diseno Textil SA	75,000	3,912,507
Sweden (5.0%)
Assa Abloy AB, Class B	162,000	5,064,711
Atlas Copco AB, Class A	41,600	672,506
Atlas Copco AB, Class B	273,000	3,885,496
Svenska Handelsbanken AB, Class A	244,300	3,270,514
		12,893,227
Switzerland (9.1%)
Cie Financiere Richemont SA (Registered)	25,700	4,863,285
Nestle SA (Registered)	66,000	6,562,141
Roche Holding AG	23,600	7,703,509
Sonova Holding AG (Registered)	3,800	1,133,257
Zurich Insurance Group AG	4,400	3,078,782
		23,340,974
United Kingdom (11.3%)
Compass Group PLC	88,400	2,994,286
Mondi PLC	169,000	2,761,547
National Grid PLC	288,300	4,231,859
Next PLC	36,400	6,216,901
RELX PLC	96,400	5,224,656
Schroders PLC	257,700	1,281,574
Unilever PLC	103,200	6,297,910
		29,008,733
TOTAL COMMON STOCKS (Cost $198,768,125)		253,633,129

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
June 30, 2025 (Unaudited)
Investment Companies (1.3%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.16% (b)	3,283,618	3,283,618
TOTAL INVESTMENT COMPANIES (Cost $3,283,618)		3,283,618
Total Investments (Cost $202,051,743) — 99.9%		256,916,747
Other assets in excess of liabilities — 0.1%		162,094
Net Assets — 100.0%		$257,078,841

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2025.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $202,051,743)	$256,916,747
Foreign currencies, at fair value (cost $146,875)	146,875
Dividend receivable	347,415
Receivable for tax reclaims	857,164
Receivable for capital shares issued	70,125
Prepaid expenses	24,284
Total Assets	258,362,610
Liabilities:
Payable for investments purchased	1,071,355
Payable for capital shares redeemed	35,065
Accrued expenses and other liabilities:
Investment adviser	155,361
Administration and accounting	13,557
Custodian	3,780
Transfer agent	3,660
Other	991
Total Liabilities	1,283,769
Net Assets	$257,078,841
Composition of Net Assets:
Paid in capital	$197,822,648
Total distributable earnings	59,256,193
Net Assets	$257,078,841
Shares outstanding (par value $0.01, unlimited number of shares authorized)	15,898,279
Net Asset Value, Offering Price and Redemption price per share	$16.17
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$4,735,707
Tax reclaims	237,729
Less: Foreign tax withholding	(798,039)
Total Investment Income	4,175,397
Expenses:
Investment adviser	842,808
Administration and accounting	33,929
Chief compliance officer	3,496
Custodian	24,824
Shareholder servicing	67,022
Transfer agency	12,324
Trustee	7,661
Other	39,525
Total expenses	1,031,589
Net Expenses	1,031,589
Net Investment Income	3,143,808
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions and foreign currency transactions	2,035,330
Change in unrealized appreciation on investments and foreign currency transactions	28,745,049
Net realized/unrealized gains on investments	30,780,379
Change in Net Assets Resulting from Operations	$33,924,187
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2025	For the year ended December 31, 2024
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,143,808	$3,060,883
Net realized gains from investment transactions and foreign currency transactions	2,035,330	1,460,894
Change in unrealized appreciation on investments and foreign currency transactions	28,745,049	2,384,077
Change in Net Assets Resulting from Operations	33,924,187	6,905,854
Distributions To Shareholders:
Total Distributions	—	(3,058,171)
Change in Net Assets Resulting from distributions to shareholders	—	(3,058,171)
Capital Share Transactions:
Proceeds from shares issued	45,652,589	75,897,297
Dividends reinvested	—	2,417,717
Cost of shares redeemed	(19,693,095)	(19,942,039)
Change in Net Assets Resulting from Capital Share Transactions	25,959,494	58,372,975
Change in Net Assets	59,883,681	62,220,658
Net Assets:
Beginning of period	197,195,160	134,974,502
End of period	$257,078,841	$197,195,160
Share Transactions:
Issued	3,052,861	5,337,588
Reinvested	—	168,953
Redeemed	(1,317,319)	(1,400,666)
Change in shares	1,735,542	4,105,875
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 13.92	$ 13.42	$ 11.74	$ 13.72	$ 12.29	$ 11.60
Investment Activities:
Operations:
Net investment income	0.20	0.22	0.20	0.21	0.17	0.15
Net realized/unrealized gains (losses) from investments and foreign currency transactions	2.05	0.50	1.69	(2.00)	1.47	0.69
Total from investment activities	2.25	0.72	1.89	(1.79)	1.64	0.84
Distributions from:
Net investment income	—	(0.22)	(0.21)	(0.18)	(0.17)	(0.14)
Net realized gains from investment transactions	—	—	—	(0.01)	(0.04)	—
Total distributions	—	(0.22)	(0.21)	(0.19)	(0.21)	(0.14)
Net Asset Value, End of Period	$ 16.17	$ 13.92	$ 13.42	$ 11.74	$ 13.72	$ 12.29
Total Return	16.16%(a)	5.33%	16.19%	(13.10)%	13.43%	7.16%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 257,079	$ 197,195	$ 134,975	$ 92,807	$ 95,505	$ 73,720
Ratio of net expenses to average net assets	0.92%(b)	0.93%	0.91%	0.93%	0.94%	1.00%
Ratio of net investment income to average net assets	2.80%(b)	1.88%	1.91%	1.77%	1.36%	1.41%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.92%(b)	0.93%	0.91%	0.93%	0.94%	1.00%
Portfolio turnover rate	7.92%(a)	12.30%	23.46%	10.47%	13.09%	8.38%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
See Notes to Financial Statements

Notes to the Financial Statements
June 30, 2025 (Unaudited)
1.
Organization:
The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:
Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund
The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.
Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using current exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.
The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the

Notes to the Financial Statements
June 30, 2025 (Unaudited)
close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.
Investments in money market funds are valued at NAV per share.
Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The Funds did not hold any Level 3 investments during the six months period ended June 30, 2025.
The following is a summary of the investments by valuation inputs used as of June 30, 2025 in valuing the Funds’ investments based on the three levels defined above:
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
Asset Management Fund
Common Stocks(1)	414,228,286	—	414,228,286
Corporate Bonds(1)	—	23,601,439	23,601,439
U.S. Government & U.S. Government Agency Obligations	—	111,104,420	111,104,420
Investment Companies	6,532,001	—	6,532,001
Total	420,760,287	134,705,859	555,466,146
Equity Fund
Common Stocks(1)	244,675,191	—	244,675,191
Investment Companies	2,507,189	—	2,507,189
Total	247,182,380	—	247,182,380
Midcap Fund
Common Stocks(1)	234,915,291	—	234,915,291
Investment Companies	2,666,199	—	2,666,199
Total	237,581,490	—	237,581,490
SMID Cap Fund
Common Stocks(1)	762,130,756	—	762,130,756
Investment Companies	5,044,213	—	5,044,213
Total	767,174,969	—	767,174,969
BTW Balanced Fund
Common Stocks(1)	105,151,832	—	105,151,832
Corporate Bonds(1)	—	14,013,842	14,013,842
Municipal Bonds(2)	—	690,617	690,617
U.S. Government & U.S. Government Agency Obligations	—	32,196,241	32,196,241
Investment Companies	871,975	—	871,975
Total	106,023,807	46,900,700	152,924,507

Notes to the Financial Statements
June 30, 2025 (Unaudited)
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
BTW Equity Fund
Common Stocks(1)	239,768,905	—	239,768,905
Investment Companies	2,000,242	—	2,000,242
Total	241,769,147	—	241,769,147
BTW Midcap Fund
Common Stocks(1)	165,100,219	—	165,100,219
Investment Companies	2,097,642	—	2,097,642
Total	167,197,861	—	167,197,861
BTW SMID Cap Fund
Common Stocks(1)	326,487,721	—	326,487,721
Investment Companies	2,278,285	—	2,278,285
Total	328,766,006	—	328,766,006
BTW Small Cap Fund
Common Stocks(1)	1,316,460,091	—	1,316,460,091
Investment Companies	7,549,393	—	7,549,393
Total	1,324,009,484	—	1,324,009,484
BTW International Equity Fund
Common Stocks(3)
Energy	2,209,701	11,069,493	13,279,194
Financials	13,688,122	52,296,273	65,984,395
Industrials	5,209,840	36,713,540	41,923,380
Information Technology	2,876,250	20,728,994	23,605,244
Other Common Stocks	—	108,840,916	108,840,916
Investment Companies	3,283,618	—	3,283,618
Total	27,267,531	229,649,216	256,916,747

(1)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
(2)	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
(3)	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts:
The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.
Expenses:
In general, expenses uniquely attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust, or on occasion certain minimum fees within Trust's fee structure, are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.
Federal Income Taxes:
Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Notes to the Financial Statements
June 30, 2025 (Unaudited)
Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six-month period ended June 30, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six-month period ended June 30, 2025.
Foreign Currency Transactions:
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:
i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) Purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Operating Segments:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds financial position or the results of its operations. Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources that are not allocated to a Fund based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief Operating Decision Maker.
3.
Related Party Transactions and Other Service Arrangements:
Investment Adviser:
The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.73%*
Equity Fund	0.75%**
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%**
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*
The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first
$500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

**
Effective rate for the year ended December 31, 2024. Equity Fund and BTW Equity Fund have an Investment Management Agreement with the Adviser under which the Funds pay: (a) 0.75% of the first $300 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $300 million. Prior to December 31, 2024, Equity Fund and BTW Equity Fund paid 0.75% of average daily net assets to the
Adviser.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.
Administration and Fund Accounting:
The Northern Trust Company (“Northern Trust”) serves as the administrator and fund accounting agent for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expenses.
Certain officers of the Trust are affiliated with Northern Trust or PINE Advisor Solutions (“PINE”). Such persons receive no compensation directly from the Funds for serving in their respective roles. PINE receives fees from the Funds for providing Chief Compliance Officer (“CCO”) services under a Services Agreement between the Funds and PINE (the “CCO Agreement”). Under the CCO Agreement, PINE provides infrastructure and

Notes to the Financial Statements
June 30, 2025 (Unaudited)
support in implementing written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay PINE $145,000 annually, plus certain out of pocket expenses. PINE pays the salary and other compensation earned by the CCO as an employee of PINE.
Distribution:
Foreside Financial Services, LLC, which is not affiliated with the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.
Shareholder Services:
Each Fund, other than the SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the six-month period ended June 30, 2025.
Custodian and Transfer Agency:
FIS Investor Services, LLC ("FIS") acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $19,338 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.
Northern Trust serves as the custodian for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a fee based on a percentage of assets held on behalf of the Funds, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.
Fee Reductions:
The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.
Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2022 (expiring 12/31/2025), December 31, 2023 (expiring 12/31/26) and December 31, 2024 (expiring 12/31/27) and six-month period ended June 30, 2025 (expiring 12/31/28):

Fund	Amount	Expires
SMID Cap Fund	$562,932	12/31/2025
	612,046	12/31/2026
	566,513	12/31/2027
	253,179	12/31/2028

Fund	Amount	Expires
BTW Midcap Fund	$27,656	12/31/2027
	17,208	12/31/2028
BTW SMID Cap Fund	14,534	12/31/2025
	7,734	12/31/2026
	64,419	12/31/2027
	7,087	12/31/2028
BTW Small Cap Fund	252,251	12/31/2025
	333,527	12/31/2026

During the six-month period ended June 30, 2025, the Adviser recouped $82,861 of previous fiscal year waivers from BTW Small Cap Fund.

Notes to the Financial Statements
June 30, 2025 (Unaudited)
As of June 30, 2025, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	—
SMID Cap Fund	1,994,670

Total Potential Recoupment
BTW Balanced Fund	$—
BTW Equity Fund	—
BTW Midcap Fund	44,864
BTW SMID Cap Fund	93,774
BTW Small Cap Fund	585,778
BTW International Equity Fund	—
In-Kind Subscriptions and Redemptions:
During the six-month period ended June 30, 2025, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$26,956,958	1,147,593	$6,091,070
During the year ended December 31, 2024, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$72,457,747	3,067,644	$21,153,326
BTW Small Cap Fund	4,564,596	223,645	2,165,331
Interfund Lending:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2025, the Funds had no outstanding loans to or from another Fund under the Program. There was no activity in the Program during the six-month period ended June 30, 2025.
4.
Purchases and Sales of Securities:
Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the six-month period ended June 30, 2025, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$29,684,295	$56,910,095
Equity Fund	27,085,675	29,574,155
Midcap Fund	33,418,771	51,686,319
SMID Cap Fund	100,682,089	117,155,165
BTW Balanced Fund	6,871,643	12,617,619
BTW Equity Fund	2,975,933	26,396,763
BTW Midcap Fund	26,405,917	22,081,161
BTW SMID Cap Fund	54,581,859	23,102,200
BTW Small Cap Fund	150,894,168	179,937,912
BTW International Equity Fund	46,339,817	17,666,648
Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the six-month period ended June 30, 2025, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$8,554,595	$2,000,000
BTW Balanced Fund	5,258,775	5,239,218

Notes to the Financial Statements
June 30, 2025 (Unaudited)
5.
Federal Income Tax Information:
As of the tax year ended December 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$228,601,538	$341,112,116	$(1,333,066)	$339,779,050
Equity Fund	73,340,126	172,579,899	(34,194)	172,545,705
Midcap Fund	189,158,927	69,808,858	(4,525,924)	65,282,934
SMID Cap Fund	691,387,245	152,150,114	(14,076,171)	138,073,943
BTW Balanced Fund	85,653,584	75,259,840	(3,700,594)	71,559,246
BTW Equity Fund	95,474,445	171,769,777	(734,651)	171,035,126
BTW Midcap Fund	122,431,682	42,015,769	(2,466,093)	39,549,676
BTW SMID Cap Fund	247,819,752	60,413,219	(3,813,924)	56,599,295
BTW Small Cap Fund	1,158,042,512	303,980,730	(50,871,484)	253,109,246
BTW International Equity Fund	171,286,267	32,253,839	(6,417,887)	25,835,952
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$8,344,001*	$26,654,196	$34,998,197	$—	$34,998,197
Equity Fund	1,665,181	4,432,811	6,097,992	—	6,097,992
Midcap Fund	3,214,628	7,249,811	10,464,439	—	10,464,439
SMID Cap Fund	10,926,443	6,890,500	17,816,943	—	17,816,943
BTW Balanced Fund	2,053,485	5,249,542	7,303,027	—	7,303,027
BTW Equity Fund	1,707,326*	11,111,411	12,818,737	—	12,818,737
BTW Midcap Fund	1,337,409	3,984,194	5,321,603	—	5,321,603
BTW SMID Cap Fund	3,154,406	1,797,598	4,952,004	—	4,952,004
BTW Small Cap Fund	23,237,821*	64,593,708	87,831,529	—	87,831,529
BTW International Equity Fund	3,058,171	—	3,058,171	—	3,058,171

*The amount does not include tax equalization utilized of $1,494,086, $699,523, and $6,050,430 which Asset Management Fund, BTW
Equity Fund, and BTW Small Cap Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of December 31, 2024, the components of distributable earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Deficit)
Asset Management Fund	$—	$17,692,132	$17,692,132	$—	339,779,050	357,471,182
Equity Fund	—	3,439,395	3,439,395	—	172,545,705	175,985,100
Midcap Fund	497,722	6,513,278	7,011,000	—	65,282,934	72,293,934
SMID Cap Fund	—	3,012,606	3,012,606	—	138,073,943	141,086,549
BTW Balanced Fund	4,364	1,311,967	1,316,331	—	71,559,246	72,875,577
BTW Equity Fund	—	1,595,626	1,595,626	—	171,035,126	172,630,752
BTW Midcap Fund	456,585	3,466,164	3,922,749	—	39,549,676	43,472,425
BTW SMID Cap Fund	632,780	3,446,547	4,079,327	—	56,599,295	60,678,622
BTW Small Cap Fund	616,990	47,299,519	47,916,509	—	253,109,246	301,025,755
BTW International Equity Fund	—	—	—	(492,871)	25,824,877	25,332,006
For the  year ended December 31, 2024, the BTW International Equity Fund incurred net late year losses in the amount of $12,129, which the Funds intend to treat as having been incurred in the following fiscal year.
As of the end of its tax year ended December 31, 2024, the following Funds have a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCFs have been offset.
Fund	Short-Term Amount	Long-Term Amount	Total
BTW International Equity Fund	$—	$480,742	$480,742
During the tax year ended December 31, 2024, the SMID Cap Fund, BTW Small Cap Fund and BTW International Equity Fund utilized $774,957, $8,313,930, and $1,707,751, respectively, in capital loss carry forwards.

Notes to the Financial Statements
June 30, 2025 (Unaudited)
As of December 31, 2024, the following reclassifications have been made on the Statements of Assets and Liabilities to increase (decrease) such accounts with offsetting adjustments as indicated:
Fund	Total Distributable Earnings	Paid in Capital
Asset Management Fund	$(1,494,086)	$1,494,086
Equity Fund	3,178	(3,178)
SMID Cap Fund	(19,462,477)	19,462,477
BTW Equity Fund	(699,523)	699,523
BTW Small Cap Fund	(8,018,230)	8,018,230
BTW International Equity Fund	34,914	(34,914)
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.
6.
Control Ownership and Principal Holders:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of June 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.
Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	U.S. Bank, N.A.	89.72%
Equity Fund	U.S. Bank, N.A.	91.29
Midcap Fund	U.S. Bank, N.A.	32.94
	Charles Schwab & Co., Inc.	27.28
SMID Cap Fund	National Financial Services LLC	33.40

BTW Balanced Fund	U.S. Bank, N.A.	61.16%
BTW Equity Fund	U.S. Bank, N.A.	46.15
BTW Midcap Fund	U.S. Bank, N.A.	31.50
	Charles Schwab & Co., Inc.	31.41
	National Financial Services LLC	25.98
BTW SMID Cap Fund	Charles Schwab & Co., Inc.	44.13
BTW Small Cap Fund	National Financial Services LLC	26.52
BTW International Equity Fund	U.S. Bank, N.A.	47.08
7.
Subsequent Events:
Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

Changes in and Disagreements with Accountants for Open-End
Management Investment Companies (Unaudited)
June 30, 2025
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
June 30, 2025

Not applicable.

Investment Adviser Contract Approval (Unaudited)
June 30, 2025
Not applicable.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

Investment Adviser
Boston Trust Walden Inc.
One Beacon Street
Boston, MA 02108
Transfer Agent
FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219
Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215
This report may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance.
Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are dated and subject to change.
08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)	/s/ Lucia Santini, President

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lucia Santini, President

Date	September 3, 2025

By (Signature and Title)	/s/ Jennifer Ellis, Treasurer

Date	September 3, 2025